UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master
              Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock International                                                BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT  |  DECEMBER 31, 2006

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock International Index Fund

Proxy Results

During the six-month period ended December 31, 2006, BlackRock International Index Fund of BlackRock Index Funds, Inc. s shareholders voted on the following proposals, which were approved at a special shareholders' meeting on August 15, 2006. A description of the proposals and number of shares voted are as follows:

----------------------------------------------------------------------------------------------
                                                  Shares Voted    Shares Voted    Shares Voted
                                                      For            Against         Abstain
----------------------------------------------------------------------------------------------
To approve a new investment advisory agreement
with BlackRock Advisors, Inc.                      15,296,045         32,940         26,220
----------------------------------------------------------------------------------------------
To approve a contingent subadvisory agreement
with BlackRock Advisors, Inc.                      15,294,947         34,202         26,056
----------------------------------------------------------------------------------------------

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by the BlackRock International Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2006:

================================================================================
Record Date                                July 13, 2006      December 14, 2006
Payable Date                               July 19, 2006      December 18, 2006
================================================================================
Qualified Dividend
Income for Individuals*                            100%+            83.28%+
--------------------------------------------------------------------------------
Foreign Source Income                              100%+            68.91%+
--------------------------------------------------------------------------------
Foreign Taxes Paid Per Share                  $.001460           $.024891
--------------------------------------------------------------------------------
Short-Term Capital
Gain Dividends for
Non-U.S. Residents**                                --           $.052793
--------------------------------------------------------------------------------
* The Fund hereby designates the percentages indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
+ Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid are included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $.149221 per share to shareholders of record on December 14, 2006.


2       BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

A Letter to Shareholders

Dear Shareholder

As 2007 begins, we are able to look back on 2006 as a volatile, but ultimately, a positive year for most major markets. Returns for the annual and semi-annual periods ended December 31, 2006 were as follows:

Total Returns as of December 31, 2006                                              6-month            12-month
==============================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                        +12.74%            +15.79%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                       + 9.38             +18.37
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                  +14.69             +26.34
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                + 5.09             + 4.33
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                     + 4.55             + 4.84
--------------------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                                  + 8.14             +11.92
--------------------------------------------------------------------------------------------------------------

After raising the target short-term interest rate 17 times between June 2004 and June 2006, the Federal Reserve Board (the Fed) finally opted to pause on August 8, 2006. This left the federal funds rate at 5.25%, where it remained through year-end. In interrupting its two-year interest rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by a downturn in the housing market, but has maintained a cautionary view on inflation.

Overall, it was a good 12 months for U.S. equities, despite a significant correction in the middle of the year that was largely triggered by rising interest rates, inflation fears, elevated oil prices and geopolitical uncertainties. Nevertheless, strong corporate earnings, abundant liquidity and record merger-and-acquisition activity provided a solid backdrop for stocks. Many international equity markets (with the notable exception of Japan) performed even better, outpacing U.S. stocks for the fifth consecutive year. Strength was especially notable in European equities and select emerging markets.

Bonds experienced a more modest annual return than stocks. Interest rates and bond yields moved higher for much of the year as bond prices, which move opposite of yields, declined. Prices began to improve in the summer as the economy showed signs of weakening and the Fed paused. Notably, the Treasury curve remained inverted for much of 2006. The 10-year Treasury yield ended December at 4.71%, well below the federal funds rate.

As we begin a new year, investors are left with a few key questions: Will the U.S. economy achieve a soft landing, will the Fed reverse its prior policy and cut interest rates, and how might these outcomes impact the investment climate. As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2006 and our thoughts on the year ahead, please ask your financial professional for a copy of "What's Ahead in 2007: An Investment Perspective," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  President and Director/Trustee


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006              3

A Discussion With Your Fund's Portfolio Managers

      Fund performance essentially paced that of the MSCI EAFE Index for the fiscal year, as international markets enjoyed another year of solid double-digit returns.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2006, BlackRock International Index Fund's (formerly Merrill Lynch International Index Fund) Institutional and Investor A Shares had total returns of +26.09% and +25.85%, respectively. For the same period, the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +26.34%.

The MSCI EAFE Index is a free-float adjusted, market-capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. As the value of the MSCI EAFE fluctuated during the past 12 months, the Fund's performance generally tracked that of the Index.

Non-U.S. markets outperformed their U.S. counterparts for the fifth consecutive year, as the Index return illustrates. U.S. stocks, as measured by the Standard & Poor's 500 Index, returned +15.79% in 2006, while the MSCI Europe Index and the MSCI Pacific Index gained 33.72% and 12.20%, respectively, in U.S.-dollar terms. Strength was especially noticeable in Europe (in both developed and emerging markets), which benefited from robust economic growth, high levels of merger-and-acquisition (M&A) activity and the significant appreciation of the euro versus the dollar. Leadership also came from many Asian markets, with the notable exception of Japan, which was hurt by struggling economic growth. Among the standouts were India's Bombay Sensex Index, which rose 47%, Hong Kong's Hang Seng Index, which advanced 34%, and most remarkably, the MSCI China A Index, which posted a +128% return.

There were two major themes in global equity markets at the end of 2006. First, the bull market persisted, although volatility permeated the annual period. Second, the more cyclical markets, on average, continued to outperform, with particularly strong results from emerging markets. Japan remained an underperformer versus other global markets, notwithstanding a significant bounce toward the end of the year.

The year began with solid performance across most non-U.S. market indexes, thanks to solid operational results and a generally robust corporate sector that benefited from a record pace of global M&A activity. Evidence of an economic slowdown began to mount, however, with investor sentiment taking a negative turn in the second quarter. Profit-taking, global concerns over moderating economic growth, rising energy prices, overall higher interest rates and a resurgence of inflation fears weighed on equity markets worldwide. By May, these concerns culminated in a significant broad-based market correction, where the average U.S. stock fell by about 12% and non-U.S. equities suffered even greater losses.

Positive momentum did return to the market in the second half of 2006, though global economic growth moderated. Still, the prevailing growth rate in the global economy remains fairly robust, hovering right around the long-term trend rate. This reflects both the boom conditions that characterized the start of the year and the fact that the slowdown has been moderate rather than abrupt. The United States was the weakest of the major regions in terms of economic growth in the second half, with third quarter 2006 gross domestic product (GDP) rising at an annual rate of 2.2%, down from the 2.6% growth rate seen in the second quarter. Economic conditions in Asia were mixed, while continental Europe and the United Kingdom exhibited only limited signs of a slowdown -- even after a period long enough for the impact of a weaker U.S. economy to filter through.

Strong growth in corporate earnings and significant upward revisions to earnings expectations have buttressed equity markets since 2003. Although the rate of upgrading has slowed from the exceptionally strong levels seen in previous years, recent news from the major corporate sectors generally has been upbeat. Earnings came in ahead of expectations in the last earnings rounds in Europe, Japan and the United States, supporting the second-half rally in equities. Historic global profit growth is still around 20%.

Notably, in the latter half of the year, crude oil prices collapsed after reaching an all-time high near $78 per barrel in July. As a result, headline inflation rates in many countries dropped sharply. Central banks also were less active. In the United States, the Federal Reserve Board has been on hold since mid year. Additionally, there have been fewer tightening measures in Asia, with the recent exception of India, which saw a rise in reserve requirements. The European Central Bank, on the other hand, continued its rate-normalization process and rates in the United Kingdom are likely to rise modestly.


4       BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Turning to regional performance, all 16 European MSCI country indexes delivered exceptional double-digit gains for the 12-month period, in U.S.-dollar terms. Key drivers of performance included record levels of M&A activity, improving European consumer sentiment, which amplified healthy measures of business confidence, as well as a significant improvement in corporate profitability that resulted from the ongoing consolidation and streamlining efforts of European businesses. The strongest-performing markets were Spain (+49.36%), Portugal (+47.37%) and Ireland (+46.81%).

Markets in the Australasia/Far East region continued to perform well, although at a slower growth rate than at the beginning of 2006. For the year, Singapore gained +46.71%, Australia rose +30.86% and Hong Kong advanced +30.35%, in U.S.-dollar terms. New Zealand grew more slowly in comparison, but still posted a solid return of +16.56%.

The Japanese equity market failed to keep pace with the world's biggest developed markets in 2006, despite improving economic fundamentals and robust corporate earnings. After a strong 2005, Japan's Nikkei 225 returned only 6% in 2006, primarily due to concerns that weak consumption spending could halt the nation's economic recovery. GDP in Japan has grown at an annualized rate of 1% since the spring, with the only areas of strength being exports and business investment (which is itself highly correlated with exports). Also, noticeably absent from the Japanese market is M&A activity, which has driven substantial outperformance in many other developed markets, most particularly in Europe.

All global sectors in the MSCI EAFE Index posted positive double-digit returns during the annual period, in U.S.-dollar terms. The best-performing sector by far was utilities (+49.04%), driven by the preponderance of takeover activity in this area. Other leaders included materials (+32.00%), telecommunication services (+29.54%) and consumer staples (+29.42%).

In terms of currency performance, despite weakening dramatically toward year-end, the U.S. dollar outperformed most major currencies in 2006, registering gains of 10.6% and 12.3% against the euro and the pound, respectively, but declining 1.0% versus the yen.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the Fund's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction of international markets.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 19, 2007

--------------------------------------------------------------------------------
Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.
--------------------------------------------------------------------------------


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006              5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.

The Fund has multiple classes of shares:

o Institutional Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or service fees. Institutional Shares are available only to eligible investors.

o Investor A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser reimbursed a portion of the Fund's fee. Without such reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                     6-Month        12-Month     Since Inception
As of December 31, 2006            Total Return   Total Return     Total Return
================================================================================
Institutional Shares*                 +14.60%        +26.09%          +125.97%
--------------------------------------------------------------------------------
Investor A Shares*                    +14.50         +25.85           +120.60
--------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**       +14.69         +26.34           +112.30
--------------------------------------------------------------------------------
* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index -- GDP Weighted to the MSCI EAFE Index -- Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index -- GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.


6       BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index. Values are from April 9, 1997 to December 2006.

                                                                       MSCI EAFE
                    Institutional          Investor A             (Cap Weighted)
                         Shares*+            Shares*+                    Index++
4/09/97**                 $10,000             $10,000                    $10,000
12/97                     $10,845             $10,822                    $10,285
12/98                     $13,627             $13,571                    $12,342
12/99                     $17,891             $17,771                    $15,670
12/00                     $14,706             $14,573                    $13,450
12/01                     $11,378             $11,241                    $10,566
12/02                      $9,551              $9,418                     $8,882
12/03                     $13,217             $13,007                    $12,309
12/04                     $15,832             $15,538                    $14,801
12/05                     $17,921             $17,529                    $16,804
12/06                     $22,597             $22,060                    $21,230

* Assuming transaction costs, if any, and other operating expenses, including administrative fees.
**    Commencement of operations.
+ The Fund invests all of its assets in BlackRock Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
++ This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.

      Past performance is not indicative of future results.

Average Annual Total Return

Institutional Shares                                                     Return
================================================================================
One Year Ended 12/31/06                                                  +26.09%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                +14.71
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/06                                     + 8.74
--------------------------------------------------------------------------------

Investor A Shares                                                        Return
================================================================================
One Year Ended 12/31/06                                                  +25.85%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                +14.44
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/06                                     + 8.47
--------------------------------------------------------------------------------


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006              7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2006 and held through December 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                        Expenses Paid
                                                    Beginning          Ending         During the Period*
                                                  Account Value     Account Value      July 1, 2006 to
                                                   July 1, 2006   December 31, 2006   December 31, 2006
========================================================================================================
Actual
========================================================================================================
Institutional                                         $1,000          $1,146.00              $2.35
--------------------------------------------------------------------------------------------------------
Investor A                                            $1,000          $1,145.00              $3.69
========================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================
Institutional                                         $1,000          $1,022.71              $2.22
--------------------------------------------------------------------------------------------------------
Investor A                                            $1,000          $1,021.46              $3.48
--------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.44% for Institutional and .69% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Statement of Assets and Liabilities           BlackRock International Index Fund

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master International Index Series (the "Series"),
                        at value (identified cost--$226,416,975) ...............................                      $ 330,791,683
                       Receivable from administrator ...........................................                            161,609
                       Prepaid expenses ........................................................                             19,874
                                                                                                                      -------------
                       Total assets ............................................................                        330,973,166
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Administrator ........................................................    $      87,287
                          Distributor ..........................................................           37,970
                          Other affiliates .....................................................              204           125,461
                                                                                                    -------------
                       Accrued expenses and other liabilities ..................................                             57,064
                                                                                                                      -------------
                       Total liabilities .......................................................                            182,525
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ..............................................................                      $ 330,790,641
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Institutional Shares of Common Stock, $.0001 par value,
                        125,000,000 shares authorized ..........................................                      $         880
                       Investor A Shares of Common Stock, $.0001 par value,
                        125,000,000 shares authorized ..........................................                              1,311
                       Paid-in capital in excess of par ........................................                        229,786,474
                       Accumulated distributions in excess of investment income--net ...........    $    (989,432)
                       Accumulated realized capital losses allocated from the Series--net ......       (2,383,300)
                       Unrealized appreciation allocated from the Series--net ..................      104,374,708
                                                                                                    -------------
                       Total accumulated earnings--net .........................................                        101,001,976
                                                                                                                      -------------
                       Net Assets ..............................................................                      $ 330,790,641
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Institutional--Based on net assets of $133,266,850 and
                        8,801,073 shares outstanding ...........................................                      $       15.14
                                                                                                                      =============
                       Investor A--Based on net assets of $197,523,791 and
                        13,108,628 shares outstanding ..........................................                      $       15.07
                                                                                                                      =============

      See Notes to Financial Statements.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006              9

Statement of Operations                       BlackRock International Index Fund

For the Year Ended December 31, 2006
===================================================================================================================================
Investment Income--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends ............................................................                      $   7,671,101
                          Interest .............................................................                            319,365
                          Expenses .............................................................                           (273,710)
                                                                                                                      -------------
                       Total income ............................................................                          7,716,756
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Administration fees .....................................................    $     966,034
                       Service fees--Investor A ................................................          438,057
                       Transfer agent fees--Investor A .........................................           97,536
                       Transfer agent fees--Institutional ......................................           58,490
                       Printing and shareholder reports ........................................           56,613
                       Registration fees .......................................................           22,075
                       Professional fees .......................................................            7,327
                       Directors' fees and expenses ............................................            3,342
                       Other ...................................................................           10,517
                                                                                                    -------------
                       Total expenses before waiver ............................................        1,659,991
                       Waiver of expenses ......................................................         (161,609)
                                                                                                    -------------
                       Total expenses after waiver .............................................                          1,498,382
                                                                                                                      -------------
                       Investment income--net ..................................................                          6,218,374
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments, in-kind redemption, financial
                        futures contracts and foreign currency transactions--net ...............                          6,273,520
                       Change in unrealized appreciation/depreciation on investments,
                        financial futures contracts and foreign currency transactions--net .....                         53,881,822
                                                                                                                      -------------
                       Total realized and unrealized gain--net .................................                         60,155,342
                                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations ....................                      $  66,373,716
                                                                                                                      =============

      See Notes to Financial Statements.


10      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Statements of Changes in Net Assets           BlackRock International Index Fund

                                                                                                         For the Year Ended
                                                                                                             December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                      2006              2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................................    $   6,218,374     $   3,911,299
                       Realized gain--net ......................................................        6,273,520         2,033,139
                       Change in unrealized appreciation/depreciation--net .....................       53,881,822        22,759,976
                                                                                                   --------------------------------
                       Net increase in net assets resulting from operations ....................       66,373,716        28,704,414
                                                                                                   --------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Institutional ........................................................       (3,191,892)       (1,357,769)
                          Investor A ...........................................................       (4,193,032)       (2,077,911)
                       Realized gain--net:
                          Institutional ........................................................       (1,739,904)               --
                          Investor A ...........................................................       (2,513,778)               --
                                                                                                   --------------------------------
                       Net decrease in net assets resulting from dividends and distributions
                        to shareholders ........................................................      (11,638,606)       (3,435,680)
                                                                                                   --------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions ......       25,720,591        56,314,666
                                                                                                   --------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
                       Redemption fee ..........................................................            1,067                67
                                                                                                   --------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ............................................       80,456,768        81,583,467
                       Beginning of year .......................................................      250,333,873       168,750,406
                                                                                                   --------------------------------
                       End of year* ............................................................    $ 330,790,641     $ 250,333,873
                                                                                                   ================================
                          * Accumulated distributions in excess of investment income--net ......    $    (989,432)    $    (784,917)
                                                                                                   ================================

      See Notes to Financial Statements.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             11

Financial Highlights                          BlackRock International Index Fund

                                                                      Institutional
                                            ----------------------------------------------------------------
The following per share data                                       For the Year Ended
and ratios have been derived                                          December 31,
from information provided in                ----------------------------------------------------------------
the financial statements.                     2006          2005          2004          2003          2002
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  12.47      $  11.19      $   9.59      $   7.08      $   8.64
                                            ----------------------------------------------------------------
Investment income--net** ...............         .32           .23           .19           .15           .14
Realized and unrealized gain (loss)--net        2.92+         1.24+         1.69+         2.56         (1.55)
                                            ----------------------------------------------------------------
Total from investment operations .......        3.24          1.47          1.88          2.71         (1.41)
                                            ----------------------------------------------------------------
Less dividends and distributions:
   Investment income--net ..............        (.37)         (.19)         (.28)         (.20)         (.14)
   Realized gain--net ..................        (.20)           --            --            --          (.01)
                                            ----------------------------------------------------------------
Total dividends and distributions ......        (.57)         (.19)         (.28)         (.20)         (.15)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $  15.14      $  12.47      $  11.19      $   9.59      $   7.08
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....       26.09%        13.19%        19.78%        38.39%       (16.06%)
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets*
------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         .47%          .55%          .58%          .62%          .58%
                                            ================================================================
Expenses ...............................         .52%          .56%          .59%          .62%          .67%
                                            ================================================================
Investment income--net .................        2.31%         1.98%         1.91%         1.86%         1.72%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .    $133,267      $ 90,157      $ 35,878      $ 27,494      $ 19,770
                                            ================================================================
Portfolio turnover of the Series .......       22.69%        11.33%        13.50%         8.55%        19.52%
                                            ================================================================

                                                                      Investor A
                                            ----------------------------------------------------------------
The following per share data                                       For the Year Ended
and ratios have been derived                                          December 31,
from information provided in                ----------------------------------------------------------------
the financial statements.                     2006          2005          2004          2003          2002
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  12.41      $  11.15      $   9.56      $   7.06      $   8.62
                                            ----------------------------------------------------------------
Investment income--net** ...............         .29           .21           .17           .12           .11
Realized and unrealized gain (loss)--net        2.91+         1.21+         1.67+         2.56         (1.53)
                                            ----------------------------------------------------------------
Total from investment operations .......        3.20          1.42          1.84          2.68         (1.42)
                                            ----------------------------------------------------------------
Less dividends and distributions:
   Investment income--net ..............        (.34)         (.16)         (.25)         (.18)         (.13)
   Realized gain--net ..................        (.20)           --            --            --          (.01)
                                            ----------------------------------------------------------------
Total dividends and distributions ......        (.54)         (.16)         (.25)         (.18)         (.14)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $  15.07      $  12.41      $  11.15      $   9.56      $   7.06
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....       25.85%        12.81%        19.46%        38.10%       (16.21%)
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets*
------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         .72%          .80%          .83%          .87%          .84%
                                            ================================================================
Expenses ...............................         .78%          .81%          .84%          .88%          .92%
                                            ================================================================
Investment income--net .................        2.11%         1.84%         1.69%         1.59%         1.43%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .    $197,524      $160,177      $132,873      $103,725      $ 62,310
                                            ================================================================
Portfolio turnover of the Series .......       22.69%        11.33%        13.50%         8.55%        19.52%
                                            ================================================================

* Includes the Fund's share of the Series' allocated expenses and/or investment income--net.
**    Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.

      See Notes to Financial Statements.


12      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Notes to Financial Statements                 BlackRock International Index Fund

1. Significant Accounting Policies:

On September 29, 2006, Merrill Lynch International Index Fund, a series of Merrill Lynch Index Funds, Inc., was renamed BlackRock International Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), respectively. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of Quantitative Master Series Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2006 was 39.9%. The Fund offers two classes of shares. Effective October 2, 2006, Class I and Class A Shares were redesignated Institutional and Investor A Shares, respectively. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time its impact on the Fund's financial statements has not been determined.

(h) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $932,887 has been reclassified between accumulated net realized capital losses allocated from the Series and accumulated


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             13

Notes to Financial Statements (continued)     BlackRock International Index Fund

distributions in excess of net investment income, $263,111 has been reclassified between accumulated net realized capital losses allocated from the Series and paid-in capital in excess of par and $29,148 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of permanent differences attributable to foreign currency transactions, net gains realized on the distribution of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies and basis adjustments on securities distributed in-kind. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 15, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Trust on behalf of the Series with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM") was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, MLIM acted as the Fund's Administrator and was compensated at the same fee rate. The Administrator (and previously MLIM) has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding account maintenance fees) ("service fees") will not exceed .65%. This arrangement has a one-year term and is renewable. For the period January 1, 2006 to September 29, 2006, MLIM earned fees of $706,465, of which $161,609 were waived. For the period September 30, 2006 to December 31, 2006, BlackRock Advisors, LLC earned fees of $259,569, none of which was waived.

The Corporation has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and an affiliate of the Distributor, also provides account maintenance services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing account maintenance services to Investor A shareholders.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

Prior to September 29, 2006, certain officers and/or directors of the Corporation were officers and/or directors of MLIM, PSI, FAMD, FDS, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $25,720,591 and $56,314,666 for the years ended December 31, 2006 and December 31, 2005, respectively.


14      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Notes to Financial Statements (concluded)     BlackRock International Index Fund

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2006                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          4,589,836        $ 63,897,919
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................            330,209           4,931,796
                                                 ------------------------------
Total issued ...........................          4,920,045          68,829,715
Shares redeemed ........................         (3,350,412)        (46,742,042)
                                                 ------------------------------
Net increase ...........................          1,569,633        $ 22,087,673
                                                 ==============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2005                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          6,205,737        $ 69,802,704
Shares issued to shareholders
  in reinvestment of dividends .........            108,256           1,327,563
                                                 ------------------------------
Total issued ...........................          6,313,993          71,130,267
Shares redeemed ........................         (2,288,555)        (26,235,655)
                                                 ------------------------------
Net increase ...........................          4,025,438        $ 44,894,612
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2006                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,672,618        $ 37,180,163
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................            443,877           6,593,807
                                                 ------------------------------
Total issued ...........................          3,116,495          43,773,970
Shares redeemed ........................         (2,913,611)        (40,141,052)
                                                 ------------------------------
Net increase ...........................            202,884        $  3,632,918
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2005                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................           2,748,679       $ 31,312,543
Shares issued to shareholders in
  reinvestment of dividends ............             167,671          2,041,032
                                                 ------------------------------
Total issued ...........................           2,916,350         33,353,575
Shares redeemed ........................          (1,931,841)       (21,933,521)
                                                 ------------------------------
Net increase ...........................             984,509       $ 11,420,054
                                                 ==============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                    12/31/2006        12/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..........................       $ 8,496,553       $ 3,435,680
  Net long-term capital gains ..............         3,142,053                --
                                                   -----------------------------
Total distributions ........................       $11,638,606       $ 3,435,680
                                                   =============================

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income--net ......................          $  2,221,768
Undistributed capital gains--net ........................               130,591
                                                                   ------------
Total undistributed earnings--net .......................             2,352,359
Capital loss carryforward ...............................                    --
Unrealized gains--net ...................................            98,649,617*
                                                                   ------------
Total accumulated earnings--net .........................          $101,001,976
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax temporary differences.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             15

Report of Independent Registered              BlackRock International Index Fund
Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock International Index Fund (formerly Merrill Lynch International Index
Fund), one of the series constituting BlackRock Index Funds, Inc. (formerly Merrill Lynch Index Funds) (the "Fund"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund of BlackRock Index Funds, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007


16      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Portfolio Information                          Master International Index Series

As of December 31, 2006

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United Kingdom .........................................................   22.6%
Japan ..................................................................   20.9
France .................................................................    9.4
Germany ................................................................    7.1
Switzerland ............................................................    6.7
Australia ..............................................................    4.9
Spain ..................................................................    3.9
Italy ..................................................................    3.7
Netherlands ............................................................    3.6
United States ..........................................................    2.5
Sweden .................................................................    2.3
Hong Kong ..............................................................    1.5
Finland ................................................................    1.4
Belgium ................................................................    1.2
Singapore ..............................................................    0.9
Norway .................................................................    0.9
Ireland ................................................................    0.9
Denmark ................................................................    0.8
Greece .................................................................    0.6
Austria ................................................................    0.6
Portugal ...............................................................    0.3
New Zealand ............................................................    0.1
Bermuda ................................................................    0.1
Luxembourg .............................................................    0.0*
Cayman Islands .........................................................    0.0*
Other** ................................................................    3.1
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.

Proxy Results

During the six-month period ended December 31, 2006, Master International Index Series of Quantitative Master Series Trust's interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

--------------------------------------------------------------------------------------------------------------
                                                    Units of Interest   Units of Interest    Units of Interest
                                                        Voted For         Voted Against        Voted Abstain
--------------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement
with BlackRock Advisors, Inc.                          566,653,624           738,295             549,549
--------------------------------------------------------------------------------------------------------------
To approve a contingent sub-advisory agreement
with BlackRock Advisors, Inc.                          566,620,765           774,940             545,764
--------------------------------------------------------------------------------------------------------------


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             17

Summary Schedule of Investments                Master International Index Series
as of December 31, 2006                                        (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

===========================================================================================================================
                                        Shares                                                                   Percent of
Industry                                  Held     Common Stocks                                   Value         Net Assets
===========================================================================================================================
Aerospace & Defense                                Other Securities                            $  5,007,074         0.6%
---------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                            Other Securities                               3,579,299         0.4
---------------------------------------------------------------------------------------------------------------------------
Airlines                                           Other Securities                               2,496,539         0.3
---------------------------------------------------------------------------------------------------------------------------
Auto Components                                    Other Securities                               6,404,735         0.8
---------------------------------------------------------------------------------------------------------------------------
Automobiles                             55,234     DaimlerChrysler AG                             3,412,252         0.4
                                       100,700     Honda Motor Co., Ltd.                          3,977,060         0.5
                                       171,800     Toyota Motor Corp.                            11,491,349         1.4
                                                   Other Securities                               5,822,711         0.7
                                                                                               ----------------------------
                                                                                                 24,703,372         3.0
---------------------------------------------------------------------------------------------------------------------------
Beverages                              171,754     Diageo Plc                                     3,371,319         0.4
                                                   Other Securities                               7,139,965         0.9
                                                                                               ----------------------------
                                                                                                 10,511,284         1.3
---------------------------------------------------------------------------------------------------------------------------
Biotechnology                                      Other Securities                               1,029,699         0.1
---------------------------------------------------------------------------------------------------------------------------
Building Products                                  Other Securities                               4,438,488         0.5
---------------------------------------------------------------------------------------------------------------------------
Capital Markets                         69,210     Credit Suisse Group                            4,842,144         0.6
                                        30,533     Deutsche Bank AG Registered Shares             4,084,502         0.5
                                       128,266     UBS AG                                         7,794,910         1.0
                                                   Other Securities                               9,384,071         1.1
                                                                                               ----------------------------
                                                                                                 26,105,627         3.2
---------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                              22,243,064         2.7
---------------------------------------------------------------------------------------------------------------------------
Commercial Banks                       117,826     ABN AMRO Holding NV                            3,787,292         0.5
                                        50,675     BNP Paribas                                    5,528,729         0.7
                                       226,568     Banco Bilbao Vizcaya Argentaria SA             5,455,218         0.7
                                       351,590     Banco Santander Central Hispano SA             6,562,580         0.8
                                       416,115     Barclays Plc                                   5,947,643         0.7
                                       223,922     HBOS Plc                                       4,963,086         0.6
                                       697,941     HSBC Holdings Plc                             12,722,634         1.5
                                       365,971     Lloyds TSB Group Plc                           4,095,166         0.5
                                           496     Mitsubishi UFJ Financial Group, Inc.           6,126,801         0.7
                                           545     Mizuho Financial Group, Inc.                   3,892,694         0.5
                                       194,197     Royal Bank of Scotland Group Plc               7,578,067         0.9
                                        23,828     Societe Generale                               4,044,988         0.5
                                           352     Sumitomo Mitsui Financial Group, Inc.          3,608,588         0.4
                                       457,392     UniCredito Italiano SpA                        4,009,086         0.5
                                                   Other Securities                              47,738,893         5.7
                                                                                               ----------------------------
                                                                                                126,061,465        15.2
---------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                     Other Securities                               7,756,461         0.9
---------------------------------------------------------------------------------------------------------------------------
Communications Equipment               249,391     Nokia Oyj                                      5,096,129         0.6
                                       821,376     Telefonaktiebolaget LM Ericsson                3,317,443         0.4
                                                   Other Securities                               2,881,896         0.4
                                                                                               ----------------------------
                                                                                                 11,295,468         1.4
---------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                            Other Securities                               3,605,407         0.4
---------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                         Other Securities                               7,372,796         0.9
---------------------------------------------------------------------------------------------------------------------------
Construction Materials                             Other Securities                               6,962,401         0.8
---------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                   Other Securities                               2,988,346         0.4
---------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                             Other Securities                                 828,723         0.1
---------------------------------------------------------------------------------------------------------------------------
Distributors                                       Other Securities                                 864,203         0.1
---------------------------------------------------------------------------------------------------------------------------


18      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Summary Schedule of Investments                Master International Index Series
(continued)                                                    (in U.S. dollars)

                                        Shares                                                                 Percent of
Industry                                  Held     Common Stocks                                   Value       Net Assets
===========================================================================================================================
Diversified Consumer Services                      Other Securities                            $    374,466         0.1%
---------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services         110,603     ING Groep NV CVA                               4,904,171         0.6
                                                   Other Securities                               8,687,981         1.0
                                                                                               ----------------------------
                                                                                                 13,592,152         1.6
---------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          534,108     BT Group Plc                                   3,153,008         0.4
---------------------------------------------------------------------------------------------------------------------------
Services                               168,503     Deutsche Telekom AG                            3,078,452         0.4
                                       266,279     Telefonica SA                                  5,666,184         0.7
                                                   Other Securities                              16,266,761         1.9
                                                                                               ----------------------------
                                                                                                 28,164,405         3.4
---------------------------------------------------------------------------------------------------------------------------
Electric Utilities                      38,076     E.ON AG                                        5,168,444         0.6
                                                   Other Securities                              19,892,222         2.4
                                                                                               ----------------------------
                                                                                                 25,060,666         3.0
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                               Other Securities                               8,130,950         1.0
---------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                 Other Securities                               7,685,795         0.9
---------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                        Other Securities                               2,516,396         0.3
---------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing               466,946     Tesco Plc                                      3,698,229         0.4
                                                   Other Securities                              11,502,867         1.4
                                                                                               ----------------------------
                                                                                                 15,201,096         1.8
---------------------------------------------------------------------------------------------------------------------------
Food Products                           25,319     Nestle SA Registered Shares                    8,997,232         1.1
                                                   Other Securities                              12,574,636         1.5
                                                                                               ----------------------------
                                                                                                 21,571,868         2.6
---------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                      Other Securities                               2,677,952         0.3
---------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                   Other Securities                               4,283,944         0.5
---------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                               1,181,749         0.1
---------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                      Other Securities                               8,645,950         1.0
---------------------------------------------------------------------------------------------------------------------------
Household Durables                                 Other Securities                              14,486,260         1.8
---------------------------------------------------------------------------------------------------------------------------
Household Products                                 Other Securities                               2,510,800         0.3
---------------------------------------------------------------------------------------------------------------------------
IT Services                                        Other Securities                               2,597,669         0.3
---------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      Other Securities                               1,083,620         0.1
Energy Traders
---------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                51,478     Siemens AG                                     5,106,009         0.6
                                                   Other Securities                               5,925,648         0.7
                                                                                               ----------------------------
                                                                                                 11,031,657         1.3
---------------------------------------------------------------------------------------------------------------------------
Insurance                              102,693     AXA                                            4,157,606         0.5
                                        25,428     Allianz AG Registered Shares                   5,194,690         0.6
                                                   Other Securities                              29,417,640         3.6
                                                                                               ----------------------------
                                                                                                 38,769,936         4.7
---------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                          Other Securities                                 838,975         0.1
---------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                       Other Securities                                 595,690         0.1
---------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                       Other Securities                               2,919,903         0.4
---------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                     Other Securities                                  71,081         0.0
---------------------------------------------------------------------------------------------------------------------------
Machinery                                          Other Securities                              16,656,338         2.0
---------------------------------------------------------------------------------------------------------------------------
Marine                                             Other Securities                               2,526,660         0.3
---------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                              15,481,845         1.9
---------------------------------------------------------------------------------------------------------------------------
Metals & Mining                         84,731     Anglo American Plc                             4,132,613         0.5
                                       204,569     BHP Billiton Ltd.                              4,085,341         0.5
                                        62,276     Rio Tinto Plc Registered Shares                3,314,201         0.4
                                                   Other Securities                              20,962,014         2.5
                                                                                               ----------------------------
                                                                                                 32,494,169         3.9
---------------------------------------------------------------------------------------------------------------------------


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             19

Summary Schedule of Investments                Master International Index Series
(continued)                                                    (in U.S. dollars)

                                        Shares                                                                   Percent of
Industry                                  Held     Common Stocks                                   Value         Net Assets
===========================================================================================================================
Multi-Utilities                                    Other Securities                            $ 13,256,748         1.6%
---------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                   Other Securities                               4,066,129         0.5
---------------------------------------------------------------------------------------------------------------------------
Office Electronics                      60,600     Canon, Inc.                                    3,411,789         0.4
                                                   Other Securities                               1,631,973         0.2
                                                                                               ----------------------------
                                                                                                  5,043,762         0.6
---------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels              3,749     BP Plc (a)(d)                                    251,558         0.0
                                     1,174,823     BP Plc                                        13,054,100         1.6
                                       149,876     ENI SpA                                        5,041,041         0.6
                                       223,403     Royal Dutch Shell Plc                          7,807,929         0.9
                                       163,342     Royal Dutch Shell Plc Class B                  5,724,790         0.7
                                       132,168     Total SA                                       9,534,659         1.2
                                                   Other Securities                              12,677,627         1.5
                                                                                               ----------------------------
                                                                                                 54,091,704         6.5
---------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                            Other Securities                               2,773,070         0.3
---------------------------------------------------------------------------------------------------------------------------
Personal Products                                  Other Securities                               2,289,750         0.3
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                         99,175     AstraZeneca Plc                                5,328,377         0.6
                                       347,078     GlaxoSmithKline Plc                            9,133,453         1.1
                                           800     GlaxoSmithKline Plc (a)                           42,208         0.0
                                       149,259     Novartis AG Registered Shares                  8,605,207         1.0
                                        44,819     Roche Holding AG                               8,036,891         1.0
                                        61,777     Sanofi-Aventis                                 5,704,311         0.7
                                        57,500     Takeda Pharmaceutical Co., Ltd.                3,947,523         0.5
                                                   Other Securities                               8,232,087         1.0
                                                                                               ----------------------------
                                                                                                 49,030,057         5.9
---------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)              Other Securities                               7,445,711         0.9
---------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                           Other Securities                              16,776,399         2.0
Development
---------------------------------------------------------------------------------------------------------------------------
Road & Rail                                        Other Securities                               6,432,984         0.8
---------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     Other Securities                               6,590,454         0.8
Equipment
---------------------------------------------------------------------------------------------------------------------------
Software                                           Other Securities                               6,023,735         0.7
---------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                   Other Securities                               6,046,874         0.7
---------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                   Other Securities                               7,260,044         0.9
---------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                         Other Securities                                 616,262         0.1
---------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                               8,006,544         1.0
---------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                   Other Securities                               7,679,268         0.9
---------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                      Other Securities                               2,749,376         0.3
---------------------------------------------------------------------------------------------------------------------------
Water Utilities                                    Other Securities                                 912,623         0.1
---------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           3,133,112     Vodafone Group Plc                             8,680,425         1.1
Services                                 3,655     Vodafone Group Plc (a)                           101,536         0.0
                                                   Other Securities                               5,066,695         0.6
                                                                                               ----------------------------
                                                                                                 13,848,656         1.7
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost--$553,557,827)                         776,346,593        93.5
---------------------------------------------------------------------------------------------------------------------------

                                                   Exchange-Traded Funds
===========================================================================================================================
                                       284,277     iShares MSCI EAFE Index Fund (d)              20,826,133         2.5
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Exchange-Traded Funds
                                                   (Cost--$17,644,632)                           20,826,133         2.5
---------------------------------------------------------------------------------------------------------------------------


20      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Summary Schedule of Investments                Master International Index Series
(continued)                                                    (in U.S. dollars)

                                                                                                                 Percent of
Industry                                           Preferred Stocks                                Value         Net Assets
===========================================================================================================================
Automobiles                                        Other Securities                            $  1,101,651         0.2%
---------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                                 602,026         0.1
---------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                                 164,376         0.0
---------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                    Other Securities                                 177,636         0.0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost--$1,109,749)      2,045,689         0.3
---------------------------------------------------------------------------------------------------------------------------

                                                   Rights
===========================================================================================================================
Metals & Mining                                    Other Securities                                       0         0.0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights (Cost--$0)                                0         0.0
---------------------------------------------------------------------------------------------------------------------------

                                    Beneficial
                                      Interest     Short-Term Securities
===========================================================================================================================
                                   $25,751,297     BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series, 5.26% (b)(c)               25,751,297         3.1
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost--$25,751,297)                           25,751,297         3.1
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$598,063,505*)                                                         824,969,712        99.4

Other Assets Less Liabilities                                                                     5,016,069         0.6
                                                                                               ----------------------------
Net Assets                                                                                     $829,985,781       100.0%
                                                                                               ============================

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 607,157,326
                                                                  =============
      Gross unrealized appreciation ...............               $ 222,862,516
      Gross unrealized depreciation ...............                  (5,050,130)
                                                                  -------------
      Net unrealized appreciation .................               $ 217,812,386
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------
                                                                Net        Interest
      Affiliate                                              Activity       Income
      -----------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $5,422,422     $735,993
      -----------------------------------------------------------------------------

(c)   Represents the current yield as of December 31, 2006.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion of, in this category are held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             21

Summary Schedule of Investments                Master International Index Series
(concluded)                                                    (in U.S. dollars)

o Financial futures contracts purchased as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
      Number of                                                                Expiration                             Unrealized
      Contracts       Issue                          Exchange                     Date             Face Value        Appreciation
      ---------------------------------------------------------------------------------------------------------------------------
           9          Hang Seng Index Future         Hong Kong                January 2007         $1,118,379          $  39,728
         117          OMX Stock Index Future         Stockholm                January 2007         $1,939,329             32,048
         109          DJ Euro Stoxx 50               Eurex                      March 2007         $5,914,231             67,064
          38          FTSE 100 Index Future          LIFFE                      March 2007         $4,610,863             14,046
          40          SPI 200 Index Future           Sydney                     March 2007         $4,342,551            114,102
          69          TOPIX Index Future             Tokyo                      March 2007         $9,356,847            398,415
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                                    $ 665,403
                                                                                                                       =========

o Forward foreign exchange contracts purchased as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
      Foreign Currency                                             Settlement                                        Appreciation
      Purchased                                                       Date                                          (Depreciation)
      ---------------------------------------------------------------------------------------------------------------------------
      AUD     3,898,000                                         February 2007                                          $  45,845
      CHF     6,125,200                                         February 2007                                             34,457
      EUR    17,913,900                                         February 2007                                            334,063
      GBP     7,351,400                                         February 2007                                            172,607
      JPY 1,813,274,700                                         February 2007                                           (282,858)
      SEK    10,242,400                                         February 2007                                             23,891
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$62,708,033)                                                                                    $ 328,005
                                                                                                                       =========

o Forward foreign exchange contracts sold as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
      Foreign Currency                                             Settlement                                        Appreciation
      Sold                                                            Date                                          (Depreciation)
      ---------------------------------------------------------------------------------------------------------------------------
      AUD     2,921,000                                         February 2007                                          $ (38,340)
      CHF     4,097,000                                         February 2007                                             14,226
      EUR    11,734,000                                         February 2007                                           (110,785)
      GBP     4,605,000                                         February 2007                                            (91,716)
      JPY 1,204,800,000                                         February 2007                                            202,603
      SEK     7,050,000                                         February 2007                                             (9,428)
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$41,398,627)                                                                                    $ (33,440)
                                                                                                                       =========

o     Currency Abbreviations:

      AUD   Australian Dollar
      CHF   Swiss Franc
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

      See Notes to Financial Statements.


22      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Statement of Assets and Liabilities            Master International Index Series

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$572,312,208) ........................................                      $ 799,218,415
                       Investments in affiliated securities, at value
                        (identified cost--$25,751,297) .........................................                         25,751,297
                       Cash ....................................................................                            307,920
                       Foreign cash (cost--$1,305,741) .........................................                          1,309,885
                       Unrealized appreciation on forward foreign exchange contracts ...........                            827,692
                       Receivables:
                          Contributions ........................................................    $   4,125,718
                          Dividends ............................................................        1,530,188
                          Securities sold ......................................................          160,700
                          Investment adviser ...................................................           22,183         5,838,789
                                                                                                    -------------
                       Prepaid expenses and other assets .......................................                             10,252
                                                                                                                      -------------
                       Total assets ............................................................                        833,264,250
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Unrealized depreciation on forward foreign exchange contracts ...........                            533,127
                       Payables:
                          Withdrawals ..........................................................        2,542,618
                          Variation margin .....................................................           31,003
                          Other affiliates .....................................................            6,886
                          Investment adviser ...................................................            6,368         2,586,875
                                                                                                    -------------
                       Accrued expenses and other liabilities ..................................                            158,467
                                                                                                                      -------------
                       Total liabilities .......................................................                          3,278,469
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ..............................................................                      $ 829,985,781
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ......................................................                      $ 601,945,406
                       Unrealized appreciation--net ............................................                        228,040,375
                                                                                                                      -------------
                       Net Assets ..............................................................                      $ 829,985,781
                                                                                                                      =============

      See Notes to Financial Statements.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             23

Statement of Operations                        Master International Index Series

For the Year Ended December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $1,257,223 foreign withholding tax) ...................                      $  17,557,657
                       Interest from affiliates ................................................                            735,993
                                                                                                                      -------------
                       Total income ............................................................                         18,293,650
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Custodian fees ..........................................................    $     369,434
                       Accounting services .....................................................          112,429
                       Professional fees .......................................................           76,419
                       Investment advisory fees ................................................           65,424
                       Pricing fees ............................................................           54,443
                       Trustees' fees and expenses .............................................            5,190
                       Other ...................................................................           18,576
                                                                                                    -------------
                       Total expenses before reimbursement .....................................          701,915
                       Reimbursement of expenses ...............................................          (68,252)
                                                                                                    -------------
                       Total expenses after reimbursement ......................................                            633,663
                                                                                                                      -------------
                       Investment income--net ..................................................                         17,659,987
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
                         Realized gain on:
                          Investments--net .....................................................        7,339,310
                          In-kind redemption--net ..............................................          562,842
                          Financial futures contracts--net .....................................        2,402,795
                          Foreign currency transactions--net ...................................        1,761,193        12,066,140
                                                                                                    -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .....................................................      125,579,064
                          Financial futures contracts--net .....................................           99,408
                          Foreign currency transactions--net ...................................          759,651       126,438,123
                                                                                                    -------------------------------
                       Total realized and unrealized gain--net .................................                        138,504,263
                                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations ....................                      $ 156,164,250
                                                                                                                      =============

      See Notes to Financial Statements.


24      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Statements of Changes in Net Assets            Master International Index Series

                                                                                                         For the Year Ended
                                                                                                             December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                      2006             2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................................    $  17,659,987     $  10,676,216
                       Realized gain--net ......................................................       12,066,140         3,554,079
                       Change in unrealized appreciation/depreciation--net .....................      126,438,123        44,436,350
                                                                                                    -------------------------------
                       Net increase in net assets resulting from operations ....................      156,164,250        58,666,645
                                                                                                    -------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .............................................      517,743,669       274,141,104
                       Fair value of withdrawals ...............................................     (367,077,433)     (131,719,318)
                                                                                                    -------------------------------
                       Net increase in net assets derived from capital transactions ............      150,666,236       142,421,786
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ............................................      306,830,486       201,088,431
                       Beginning of year .......................................................      523,155,295       322,066,864
                                                                                                    -------------------------------
                       End of year .............................................................    $ 829,985,781     $ 523,155,295
                                                                                                    ===============================

      See Notes to Financial Statements.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             25

Financial Highlights                           Master International Index Series

                                                                                For the Year Ended December 31,
The following ratios have been derived from                      ------------------------------------------------------------
information provided in the financial statements.                  2006         2005         2004         2003         2002
=============================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------
                       Total investment return ..............       26.61%       13.64%       20.32%       38.97%      (15.81%)
                                                                 ============================================================
=============================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .......         .10%         .10%         .09%         .09%         .08%
                                                                 ============================================================
                       Expenses .............................         .11%         .10%         .10%         .10%         .16%
                                                                 ============================================================
                       Investment income--net ...............        2.70%        2.53%        2.55%        2.23%        2.21%
                                                                 ============================================================
=============================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands)    $829,986     $523,155     $322,067     $553,129     $166,820
                                                                 ============================================================
                       Portfolio turnover ...................       22.69%       11.33%       13.50%        8.55%       19.52%
                                                                 ============================================================

      See Notes to Financial Statements.


26      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Notes to Financial Statements                  Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series"), a non- diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             27

Notes to Financial Statements (continued)      Master International Index Series

      the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the


28      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Notes to Financial Statements (continued)      Master International Index Series

Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Series' financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 29, 2006, shareholders of the investors of the Series approved a new Investment Advisory Agreement for the Trust with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager (and previously FAM) has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. The reimbursements were as follows:

--------------------------------------------------------------------------------
             For the Period                          For the Period
           January 1, 2006 to                    September 30, 2006 to
           September 29, 2006                      December 31, 2006
             Reimbursement                           Reimbursement
                by FAM                               by the Manager
--------------------------------------------------------------------------------
               $52,657                                  $15,595
--------------------------------------------------------------------------------

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate of the Manager, under which the Manager pays the Sub-Advisor for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

For the year ended December 31, 2006, the Series reimbursed FAM and the Manager $10,377 and $3,750, respectively, for certain accounting services.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             29

Notes to Financial Statements (concluded)      Master International Index Series

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Manager, received $37,152 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2006.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, MLIM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including in-kind redemptions) of investments, excluding short-term securities, for the year ended December 31, 2006 were $320,252,993 and $143,844,935, respectively.

4. Commitments:

At December 31, 2006, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to buy various foreign currencies with an approximate value of $2,177,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (or FAM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.


30      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Report of Independent Registered               Master International Index Series
Public Accounting Firm

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master International Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             31

Disclosure of Investment Advisory Agreement

New BlackRock Investment Advisory Agreement -- Matters Considered by the Boards

The following disclosure appeared in the June 30, 2006 Semi-Annual Report of the Fund and the Series and is the discussion referred to in "New BlackRock Sub-Advisory Agreement -- Matters Considered by the Boards" below. The term "Investment Adviser" as used herein refers to Fund Asset Management, L.P.

Merrill Lynch International Index Fund (the "Fund"), a series of Merrill Lynch Index Funds, Inc. (the "Corporation"), is a "feeder" fund that invests all of its assets in the Master International Index Series (the "Series") of Quantitative Master Series Trust (the "Trust"), which has the same investment objectives and strategies as the Fund. All investments are made at the Series level.

In connection with the Transaction between Merrill Lynch and BlackRock, the Board of Trustees of the Trust (the "trustees") considered a new investment advisory agreement between the Trust, on behalf of Series, and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the Trust's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

In addition, in connection with the Transaction, the Board of Directors of the Corporation (the "directors") considered a new investment advisory agreement (together with the new advisory agreement for the Trust, the "New Investment Advisory Agreements") between the Corporation on behalf of the Fund and BlackRock Advisors. If the Fund's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction. Under a contractual arrangement between the Corporation on behalf of the Fund and BlackRock Advisors, however, no management/advisory fee will be charged to the Fund under the Fund's New Investment Advisory Agreement so long as the Fund remains invested in the Series.

Each Board discussed the New Investment Advisory Agreements at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent directors/trustees, approved the New Investment Advisory Agreements on May 8, 2006.

To assist each Board in its consideration of the New Investment Advisory Agreements, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors/trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreements. The additional information was provided in advance of the May 2006 meeting. In addition, the independent directors/trustees consulted with their counsel and counsel for the Corporation and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At the Board meetings, each Board discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Series. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors/trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors/trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreements.

In connection with each Board's review of the New Investment Advisory Agreements, Merrill Lynch and/or BlackRock advised the Board about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and Series and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund and the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;


32      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Boards before making any changes;

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund or Series shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to the Fund and the Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreements, including the fact that neither the schedule of the total advisory and administrative fees for the Fund nor the schedule of the total advisory fees of the Series will increase by virtue of either New Investment Advisory Agreement, but will remain the same;

o that each Board had earlier performed a full annual review of the investment advisory agreements currently in effect for the Series and Fund (the "Current Investment Advisory Agreements") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund and the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the Board has considered relevant in the exercise of its reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Fund and the Series in connection with each Board's consideration of the New Investment Advisory Agreements and related agreements and all costs of shareholder approval of the New Investment Advisory Agreements and as a result neither the Fund nor the Series would bear any costs in obtaining shareholder approval of the New Investment Advisory Agreements.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreements, each Board assessed the nature, scope and quality of the services to be provided to the Fund and the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             33

New Investment Advisory Agreements, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Series; (b) operating expenses of the Fund and the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objectives, policies and restrictions of the Fund and the Series, and their compliance with their Codes of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider approval or renewal of the Current Investment Advisory Agreements, each Board had requested and received materials specifically relating to the Current Investment Advisory Agreements. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund and the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreements and other payments received by the Investment Adviser and its affiliates from the Fund and the Series; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Series.

In its deliberations, each Board considered information received in connection with its most recent approval of the Current Investment Advisory Agreements, in addition to information provided by BlackRock and BlackRock Advisors in connection with its evaluation of the terms and conditions of the New Investment Advisory Agreements. The directors/ trustees did not identify any particular information that was all-important or controlling, and each director/trustee attributed different weights to the various factors. Each Board, including a majority of the independent directors/trustees, concluded that the terms of the New Investment Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund and the Series, and that the New Investment Advisory Agreements should be approved and recommended to shareholders.

Nature, Quality and Extent of Services Provided -- Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Fund and the Series, but also considered certain areas in which both the Investment Adviser and the Fund/Series receive services as part of the Merrill Lynch complex. Each Board compared the performance of the Fund and the Series -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Fund and the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund and the Series.

Each Board was given information with respect to the potential benefits to the Fund and the Series and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Series will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of


34      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006
the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on its review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, each Board determined that the nature and quality of services to be provided to the Fund and the Series under each New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement of the Series. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. Each Board noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, it was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund/Series under the New Investment Advisory Agreement of the Series.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Fund and the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the contractual management fee rate and actual management fee rate of the Fund/Series as a percentage of total assets at common asset levels -- the actual rate includes advisory and the effects of any fee waivers and, for the Fund, administrative service fees -- compared to the other funds in its Lipper category. They also compared the total expenses of the Fund and the Series to those of other comparable funds. The information showed that the Fund and the Series had fees and expenses within the range of fees and expenses of comparable funds. Each Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those for the Fund and the Series. Each Board concluded that the management fee and fee rate and overall expense ratio of the Fund and the Series are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on its review of the materials provided and the fact that each New Investment Advisory Agreement, as well as a new administrative agreement between the Corporation on behalf of the Fund and BlackRock Advisors as administrator, is substantially similar to its corresponding current agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Fund and the Series.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Series. Each Board noted that it expects to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Fund or Series would be appropriate.

Fees and Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Series to participate in these economies of scale. Each Board determined that changes were not currently necessary and that the Fund and the Series appropriately participated in these economies of scale.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreements and the new administrative agreement are substantially similar to the Current Investment Advisory Agreements and the current administrative agreement in all material respects, including the rates of compensation, each Board determined that as a result of the Transaction, neither the total advisory and administrative fees of the Fund nor the total advisory fees of the Series would be higher than the


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             35

Disclosure of Investment Advisory Agreement (concluded)

fees under the Current Investment Advisory Agreements and administrative agreement. Each Board noted that in conjunction with its most recent deliberations concerning the Current Investment Advisory Agreements, the Board had determined that the total fees for advisory and administrative services for the Fund and the total fees for advisory services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. Each Board concluded that, because the rate for advisory services for the Series and the rates for advisory and administrative services for the Fund would be no higher than current fee rates, the proposed management fee structures, including any fee waivers, were reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under each New Investment Advisory Agreement, each Board considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreements. Based on its review of the materials provided, including materials received in connection with their most recent approval of each Current Investment Advisory Agreement, and its discussions with management of the Investment Adviser and BlackRock, each Board determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using portfolio transaction brokerage commissions. The Fund's Board also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for the Fund following the Transaction. Each Board noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance -- Each Board considered investment performance for the Fund and the Series. Each Board compared the performance of the Fund and the Series -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the performance of the Fund and the Series was satisfactory. Also, each Board took into account the investment performance of funds currently advised by BlackRock Advisors. Each Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund and the Series.

Conclusion -- After the independent directors of the Corporation, on behalf of the Fund, and trustees of the Trust, on behalf of the Series, deliberated in executive session, each entire Board, including the independent directors/trustees, approved the New Investment Advisory Agreements, concluding that the advisory fee rates were reasonable in relation to the services provided and that the New Investment Advisory Agreements were in the best interests of the shareholders. In approving the New Investment Advisory Agreements, each Board noted that it anticipated reviewing the continuance of the agreements in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreements -- Matters Considered by the Boards

At the telephonic and in-person meetings held during April and May 2006 at which each Board discussed and approved the New Investment Advisory Agreements, the Board of Directors of Merrill Lynch Index Funds, Inc. on behalf of the Fund, including the independent directors, and the Board of Trustees of the Trust on behalf of the Series, including the independent trustees, also discussed and approved contingent sub-advisory agreements (the "Contingent Sub-Advisory Agreements") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent SubAdvisory Agreements are intended to ensure that the Fund and the Series operate with efficient portfolio management services until the closing of the Transaction, in the event that the Boards deem it necessary and in the best interests of the Fund and its shareholders, or the Series and its shareholders, that the BlackRock Sub-Adviser assist in managing the


36      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006
operations of the Fund or the Series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreements, they will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Boards in the period up to the closing of the Transaction. The effectiveness of each Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Fund or Series expenses as a result of either Contingent Sub-Advisory Agreement.

In making its approval at the May in-person meeting, each Board considered the Contingent Sub-Advisory Agreements in conjunction with the New Investment Advisory Agreements and reviewed the same information and factors discussed above. Each Board also considered, in conjunction with the Contingent Sub-Advisory Agreements, the necessity of ensuring that the Fund and the Series operate with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in each Contingent Sub-Advisory Agreement, each Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Fund/Series and the BlackRock Sub-Adviser would provide advisory services to the Fund/Series under each Contingent Sub-Advisory Agreement. Each Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Fund and the Series would not increase as a result of either Contingent Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Fund or Series to the Investment Adviser.

After the independent directors/trustees deliberated in executive session, each entire Board, including the independent directors/trustees, approved each Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             37

Disclosure of Sub-Advisory Agreement

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Boards

At an in-person meeting held on August 16-17, 2006, the Board of Directors of BlackRock Index Funds, Inc. (the "Corporation") and the Board of Trustees of Quantitative Master Series Trust (the "Trust"), including the independent directors/trustees, discussed and approved the sub-advisory agreement between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC, an affiliate (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Fund's shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Series expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August 2006 in-person meeting, the Boards reviewed their considerations in connection with their approval of the New Investment Advisory Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Boards noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Fund and the Series and for oversight of the Fund's and the Series' operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 74% of the advisory fee paid by the Series to BlackRock Advisors.

After the independent directors/trustees deliberated in executive session, the entire Board of the Corporation and the entire Board of the Trust, including the independent directors/ trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund shareholders.


38      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

Officers and Directors/Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  Vice Chairman and Director of BlackRock, Inc.,        122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  Global Chief Investment Officer for Equities,         168 Portfolios
            08543-9011     Director/             Chairman of the BlackRock Retail Operating
            Age: 52        Trustee               Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds advised
                                                 by Merrill Lynch Investment Managers ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds") from 2005
                                                 to 2006 and Chief Investment Officer thereof from
                                                 2001 to 2006; President of MLIM and Fund Asset
                                                 Management, L.P. ("FAM") from 2001 to 2006; Co-Head
                                                 (Americas Region) thereof from 2000 to 2001 and
                                                 Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") and President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators")
                                                 from 2001 to 2006; Chief Investment Officer of
                                                 OppenheimerFunds, Inc. in 1999 and Executive Vice
                                                 President thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates.
                  Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Doll serves at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership, Limited    21 Funds        Knology, Inc.
Burton      Princeton, NJ  Trustee      present  Partnership (an investment partnership) since 1979;   38 Portfolios   (telecommuni-
            08543-9095                           Managing General Partner of The South Atlantic                        cations);
            Age: 62                              Venture Funds since 1983; Member of the Investment                    Symbion, Inc.
                                                 Advisory Council of the Florida State Board of                        (health
                                                 Administration since 2001.                                            care);
                                                                                                                       Capital
                                                                                                                       Southwest
                                                                                                                       (financial)
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Director/    2005 to  President and Chief Executive Officer of Allmerica    21 Funds        Cabot
Francis     Princeton, NJ  Trustee      present  Financial Corporation (financial services holding     38 Portfolios   Corporation
O'Brien     08543-9095                           company) from 1995 to 2002 and Director from                          (chemicals);
            Age: 63                              1995 to 2003; President of Allmerica Investment                       LKQ Corpora-
                                                 Management Co., Inc. (investment adviser) from 1989                   tion (auto
                                                 to 2002, Director from 1989 to 2002 and Chairman of                   parts manufa-
                                                 the Board from 1989 to 1990; President, Chief                         cturing); TJX
                                                 Executive Officer and Director of First Allmerica                     Companies,
                                                 Financial Life Insurance Company from 1989 to 2002                    Inc.
                                                 and Director of various other Allmerica Financial                     (retailer)
                                                 companies until 2002; Director from 1989 to 2006,
                                                 Member of the Governance Nominating Committee from
                                                 2004 to 2006, Member of the Compensation Committee
                                                 from 1989 to 2006 and Member of the Audit Committee
                                                 from 1990 to 2004 of ABIOMED; Director, Member of
                                                 the Governance and Nomination Committee and Member
                                                 of the Audit Committee of Cabot Corporation since
                                                 1990; Director and Member of the Audit Committee and
                                                 Compensation Committee of LKQ Corporation since
                                                 2003; Lead Director of TJX Companies, Inc. since
                                                 1996; Trustee of the Woods Hole Oceanographic
                                                 Institute since 2003; Director, Ameresco, Inc. since
                                                 2006; Director, Boston Lyric Opera since 2002.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             39

Officers and Directors/Trustees (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Director, Ruckleshaus Institute and Haub School of    21 Funds        None
Walsh       Princeton, NJ  Trustee      present  Natural Resources at the University of Wyoming since  38 Portfolios
            08543-9095                           2006; Consultant with Putnam Investments from
            Age: 65                              1993 to 2003, and employed in various capacities
                                                 therewith from 1973 to 1992; Director, Massachusetts
                                                 Audubon Society from 1990 to 1997; Director, The
                                                 National Audubon Society from 1998 to 2005;
                                                 Director, The American Museum of Fly Fishing since
                                                 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    1998 to  Managing Director of FGW Associates since 1997;       21 Funds        Watson
Weiss **    Princeton, NJ  Trustee      present  Vice President, Planning, Investment and              38 Portfolios   Pharma-
            08543-9095                           Development of Warner Lambert Co. from 1979 to 1997;                  ceuticals,
            Age: 65                              Director of the Michael J. Fox Foundation for                         Inc. (pharma-
                                                 Parkinson's Research since 2000; Director of BTG                      ceutical
                                                 International Plc (a global technology                                company)
                                                 commercialization company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *     Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Directors/Trustees and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
Burke       Princeton, NJ  President    present  Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
            08543-9011     and          and      First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
            Age: 46        Treasurer    1999     1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to  Director of BlackRock, Inc. since 2006; Director of MLIM from 1999 to 2006.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to  Director of BlackRock, Inc. since 2006; Director of MLIM from 2004 to 2006; Vice
Russo       Princeton, NJ  President    present  President of MLIM from 1994 to 2004.
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2004 to  Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006;
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
            08543-9011     Officer      Chief    Compliance Officer of MLIM (Americas Region) from 2004 to 2006; Chief Compliance
            Age: 55                              Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
                                                 Investment Management from 2002 to 2004; Managing Director and Global Director of
                                                 Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                                 Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential
                                                 Financial from 1995 to 2000; Senior Counsel in the Securities and Exchange
                                                 Commission's Division of Enforcement in Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002
Pellegrino  Princeton, NJ               present  to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM
            08543-9011                           from 1997 to 2006; Secretary of MLIM, FAM, FAM Distributors, Inc. ("FAMD") and
            Age: 46                              Princeton Services from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


40      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             41

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors/Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


42      BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006

A World-Class Mutual Fund Family

BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Capital Appreciation Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio@
BlackRock NC Municipal MM Portfolio@
BlackRock NJ Municipal MM Portfolio@
BlackRock OH Municipal MM Portfolio@
BlackRock PA Municipal MM Portfolio@
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio@

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.
@     Tax-exempt fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK INTERNATIONAL INDEX FUND      DECEMBER 31, 2006             43

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Index Funds, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                  #Index 2-12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         BlackRock International Index Fund of BlackRock Index Funds, Inc.
         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $6,500
                                  Fiscal Year Ending December 31, 2005 - $6,500

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $6,000
                                  Fiscal Year Ending December 31, 2005 - $5,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         Master International Index Series of Quantitative Master Series Trust
         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $37,700
                                  Fiscal Year Ending December 31, 2005 - $37,700

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $17,000
                                  Fiscal Year Ending December 31, 2005 - $16,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450
             Fiscal Year Ending December 31, 2005 - $5,577,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Attached hereto

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.9%    Airlines - 0.0%                                  33,547  Qantas Airways Ltd.                      $    138,227
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                 41,945  Coca-Cola Amatil Ltd.                         256,927
                                                                    119,489  Foster's Group Ltd.                           652,682
                                                                      1,770  Lion Nathan Ltd.                               11,401
                                                                                                                      ------------
                                                                                                                           921,010
                    --------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                             10,984  CSL Ltd.                                      566,770
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                           13,704  Macquarie Bank Ltd.                           853,802
                                                                        686  Perpetual Trustees Australia Ltd.              42,350
                                                                                                                      ------------
                                                                                                                           896,152
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                 14,011  Orica Ltd.                                    268,747
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                         108,588  Australia & New Zealand Banking Group
                                                                             Ltd.                                        2,417,981
                                                                     70,309  Commonwealth Bank of Australia Ltd.         2,746,051
                                                                     90,221  National Australia Bank Ltd.                2,877,113
                                                                    109,563  Westpac Banking Corp.                       2,096,353
                                                                                                                      ------------
                                                                                                                        10,137,498
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%            96,014  Brambles Ltd.                                 963,260
                                                                      3,802  Downer EDI Ltd.                                20,978
                                                                                                                      ------------
                                                                                                                           984,238
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                 7,102  Leighton Holdings Ltd.                        113,352
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                    19,485  Boral Ltd.                                    117,353
                                                                     12,618  James Hardie Industries NV                     95,715
                                                                     58,059  Rinker Group Ltd.                             827,208
                                                                                                                      ------------
                                                                                                                         1,040,276
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                    39,761  Amcor Ltd.                                    227,543
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                              59,199  Pacific Brands Ltd.                           121,962
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.1%             34,550  ABC Learning Centres Ltd.                     229,084
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%             8,881  Australian Stock Exchange Ltd.                267,439
                                                                     16,381  Babcock & Brown Ltd.                          320,671
                                                                     49,792  Challenger Financial Services Group
                                                                             Ltd.                                          161,929
                                                                     36,612  Suncorp-Metway Ltd.                           588,106
                                                                                                                      ------------
                                                                                                                         1,338,145
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   361,288  Telstra Corp. Ltd.                          1,046,547
                    Services - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%                8,780  WorleyParsons Ltd.                            147,480
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%                  73,368  Coles Myer Ltd.                          $    810,779
                                                                     61,616  Woolworths Ltd.                             1,162,410
                                                                                                                      ------------
                                                                                                                         1,973,189
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                             61,294  Futuris Corp. Ltd.                             95,313
                                                                     17,888  Goodman Fielder Ltd.                           31,346
                                                                                                                      ------------
                                                                                                                           126,659
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%           6,833  Ansell Ltd.                                    60,678
                                                                      1,341  Cochlear Ltd.                                  61,394
                                                                                                                      ------------
                                                                                                                           122,072
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          37,257  Mayne Group Ltd.                              111,753
                                                                      6,047  Sonic Healthcare Ltd.                          71,025
                                                                                                                      ------------
                                                                                                                           182,778
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%             14,866  Aristocrat Leisure Ltd.                       186,577
                                                                     22,614  TABCORP Holdings Ltd.                         300,777
                                                                     57,896  Tattersall's Ltd.                             178,687
                                                                                                                      ------------
                                                                                                                           666,041
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                               16,432  Computershare Ltd.                            115,438
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                  65,377  CSR Ltd.                                      193,519
                                                                     20,114  Wesfarmers Ltd.                               596,020
                                                                                                                      ------------
                                                                                                                           789,539
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                                 97,833  AMP Ltd.                                      779,964
                                                                     41,638  AXA Asia Pacific Holdings Ltd.                239,599
                                                                     91,395  Insurance Australia Group Ltd.                458,104
                                                                     41,004  QBE Insurance Group Ltd.                      933,770
                                                                                                                      ------------
                                                                                                                         2,411,437
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                        223  APN News & Media Ltd.                           1,065
                                                                     81,419  John Fairfax Holdings Ltd.                    310,414
                                                                     37,192  Macquarie Communications Infrastructure
                                                                             Group                                         184,952
                                                                      7,913  Publishing & Broadcasting Ltd.                133,354
                                                                                                                      ------------
                                                                                                                           629,785
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                           49,188  Alumina Ltd.                                  246,159
                                                                    204,569  BHP Billiton Ltd.                           4,085,341
                                                                     49,777  BlueScope Steel Ltd.                          338,691
                                                                     28,055  Iluka Resources Ltd.                          147,265
                                                                     15,801  Newcrest Mining Ltd.                          328,650
                                                                     23,580  OneSteel Ltd.                                  87,108

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     21,889  Rio Tinto Ltd.                           $  1,283,757
                                                                     32,166  Zinifex Ltd.                                  477,081
                                                                                                                      ------------
                                                                                                                         6,994,052
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                           28,965  AGL Energy Ltd.                               369,930
                                                                     20,992  Alinta Ltd.                                   195,857
                                                                                                                      ------------
                                                                                                                           565,787
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                           1,216  Harvey Norman Holdings Ltd.                     3,647
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%               10,809  Caltex Australia Ltd.                         196,237
                                                                     33,433  Origin Energy Ltd.                            218,247
                                                                     34,775  Paladin Resources Ltd. (c)                    244,301
                                                                     32,208  Santos Ltd.                                   250,928
                                                                     29,771  Woodside Petroleum Ltd.                       895,572
                                                                                                                      ------------
                                                                                                                         1,805,285
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                    5,919  PaperlinX Ltd.                                 18,362
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                           55,979  Mayne Pharma Ltd.                             179,841
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs)           114,334  CFS Retail Property Trust                     210,281
                    - 0.5%                                           32,383  Centro Properties Group/New                   232,609
                                                                    166,094  Commonwealth Property Office Fund             192,726
                                                                     80,760  DB RREEF Trust                                113,152
                                                                     83,673  ING Industrial Fund                           156,531
                                                                     36,036  Investa Property Group                         71,397
                                                                     32,897  Macquarie Office Trust                         39,989
                                                                     96,340  Macquire Goodman Group                        577,947
                                                                     70,450  Mirvac Group                                  310,857
                                                                     15,146  Multiplex Group                                47,702
                                                                     62,317  Stockland                                     407,291
                                                                     91,484  Westfield Group                             1,515,743
                                                                                                                      ------------
                                                                                                                         3,876,225
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -          123,927  General Property Trust                        547,800
                    0.1%                                             17,727  Lend Lease Corp., Ltd.                        258,026
                                                                                                                      ------------
                                                                                                                           805,826
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                               30,050  Toll Holdings Ltd.                            433,362
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%           1,897  Billabong International Ltd.                   26,055
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%             12,244  Macquarie Airports                             34,793
                                                                    178,390  Macquarie Infrastructure Group                487,208

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     52,081  Sydney Roads Group                       $     54,265
                                                                     31,193  Transurban Group                              187,620
                                                                                                                      ------------
                                                                                                                           763,886
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Australia           40,666,297
----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%      Building Products - 0.0%                          3,296  Wienerberger AG                               195,789
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                          10,982  Erste Bank der Oesterreichischen
                                                                             Sparkassen AG                                 842,260
                                                                      2,739  Raiffeisen International Bank Holding AG      417,638
                                                                                                                      ------------
                                                                                                                         1,259,898
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                       273  RHI AG (c)                                     13,946
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                       509  Mayr-Melnhof Karton AG                         95,410
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           19,829  Telekom Austria AG                            531,356
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                         3,166  Verbund - Oesterreichische
                                                                             Elektrizitaetswirtschafts AG                  168,926
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                    563  Wiener Staedtische Allgemeine
                                                                             Versicherung AG                                39,537
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                  1,053  Andritz AG                                    228,378
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                            3,329  Boehler-Uddeholm AG                           233,344
                                                                      3,558  Voestalpine AG                                200,879
                                                                                                                      ------------
                                                                                                                           434,223
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%               13,419  OMV AG                                        761,511
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -           20,281  IMMOFINANZ Immobilien Anlagen AG (c)          289,136
                    0.1%                                             21,261  Immoeast Immobilien Anlagen AG (c)            298,897
                                                                     12,442  Meinl European Land Ltd. (c)                  319,447
                                                                                                                      ------------
                                                                                                                           907,480
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%              1,050  Flughafen Wien AG                             103,122
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Austria              4,739,576
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%      Beverages - 0.1%                                 12,022  InBev NV                                      792,527
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                  3,255  Solvay SA                                     499,282
                                                                      2,110  Umicore                                       359,303
                                                                                                                      ------------
                                                                                                                           858,585
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                          31,611  Dexia                                         865,855
                                                                     13,388  KBC Bancassurance Holding                   1,641,799
                                                                                                                      ------------
                                                                                                                         2,507,654
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                                 204  D'ieteren SA                                   72,627
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.4%            70,133  Fortis                                      2,992,144
                                                                      3,675  Groupe Bruxelles Lambert SA                   441,699
                                                                        211  Groupe Bruxelles Lambert SA Strip
                                                                             VVPR (c)                                            6
                                                                                                                      ------------
                                                                                                                         3,433,849
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           11,863  Belgacom SA                              $    522,564
                    - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                         927  Bekaert SA                                    115,883
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments -                493  Barco NV                                       44,904
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                     921  Colruyt SA                                    196,710
                                                                      4,546  Delhaize Group                                378,958
                                                                        950  Delhaize Group (a)                             79,116
                                                                                                                      ------------
                                                                                                                           654,784
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%           1,461  Omega Pharma SA                               110,219
                    --------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%               9,271  AGFA-Gevaert NV                               236,930
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                     1,598  Compagnie Maritime Belge SA (CMB)              68,789
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                1,612  Euronav SA                                     48,176
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                            4,089  UCB SA                                        280,409
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -               8  Cofinimmo                                       1,607
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -               957  Mobistar SA                                    81,671
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Belgium              9,831,178
----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Energy Equipment & Services - 0.0%               17,113  SeaDrill Ltd. (c)                             288,867
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%          19,785  Yue Yuen Industrial Holdings                   62,827
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Bermuda                351,694
----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0Communications Equipment - 0.0%                 101,061  Foxconn International Holdings Ltd. (c)       330,664
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the Cayman
                                                                             Islands                                       330,664
----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%      Beverages - 0.0%                                    962  Carlsberg A/S                                  95,539
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                  2,117  Novozymes A/S Class B                         182,138
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                          35,651  Danske Bank A/S                             1,584,124
                                                                      2,625  Jyske Bank (c)                                186,345
                                                                      1,983  Sydbank A/S                                    94,783
                                                                                                                      ------------
                                                                                                                         1,865,252
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                 1,517  FLS Industries A/S Class B                     96,410
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                      13,024  Vestas Wind Systems A/S (c)                   550,467
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              2,384  Danisco A/S                                   203,000
                                                                      2,685  East Asiatic Co., Ltd. A/S                    150,202
                                                                                                                      ------------
                                                                                                                           353,202
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%             571  Coloplast A/S Class B                          51,654
                                                                     17,800  GN Store Nord                                 263,118
                                                                      1,430  William Demant Holding (c)                    115,943
                                                                                                                      ------------
                                                                                                                           430,715
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                           436  Bang & Olufsen A/S Class B                     56,190
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                  1,651  Topdanmark A/S (c)                       $    272,984
                                                                      1,391  TrygVesta A/S                                 106,256
                                                                                                                      ------------
                                                                                                                           379,240
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                    720  NKT Holding A/S                                63,667
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                        61  AP Moller - Maersk A/S                        574,494
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                  900  D/S Torm A/S                                   58,951
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                            3,119  H Lundbeck A/S                                 85,998
                                                                     15,326  Novo-Nordisk A/S B                          1,276,534
                                                                                                                      ------------
                                                                                                                         1,362,532
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                                1,755  DSV A/S                                       320,627
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Denmark              6,389,424
----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Auto Components - 0.0%                            9,415  Nokian Renkaat Oyj                            192,886
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                            528  Asko Oyj                                       19,766
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.6%                 249,391  Nokia Oyj                                   5,096,129
                                                                      1,270  Nokia Oyj (a)                                  25,806
                                                                                                                      ------------
                                                                                                                         5,121,935
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%                 7,673  YIT Oyj                                       212,196
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%                47  OKO Bank                                          788
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services            6,091  Elisa Corp.                                   166,838
                    - 0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                        30,045  Fortum Oyj                                    855,086
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                   2,135  Kesko Oyj Class B                             112,788
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                                5,675  TietoEnator Oyj                               183,086
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                 39,201  Sampo Oyj                                   1,049,431
                    --------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%               5,404  Amer Sports Corp.                             118,987
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                                  2,051  Cargotec Corp. Class B                        113,982
                                                                      6,756  KCI Konecranes Oyj                            198,876
                                                                      4,102  Kone Oyj Class B                              232,513
                                                                      9,656  Metso Oyj                                     487,421
                                                                      2,330  Wartsila Oyj                                  125,520
                                                                                                                      ------------
                                                                                                                         1,158,312
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                        540  SanomaWSOY Oyj (Class B)                       15,219
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                            8,568  Outokumpu Oyj                                 335,459
                                                                      6,996  Rautaruukki Oyj                               278,436
                                                                                                                      ------------
                                                                                                                           613,895
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                6,709  Neste Oil Oyj                                 203,958
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%                   35,345  Stora Enso Oyj Class R                   $    559,884
                                                                     34,754  UPM-Kymmene Oyj                               877,165
                                                                                                                      ------------
                                                                                                                         1,437,049
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                            1,802  Orion Oyj (c)                                  39,130
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Finland             11,501,350
----------------------------------------------------------------------------------------------------------------------------------
France - 9.3%       Aerospace & Defense - 0.2%                       22,276  European Aeronautic Defense and Space
                                                                             Co.                                           767,479
                                                                      7,026  Safran SA                                     163,048
                                                                      6,060  Thales SA                                     302,220
                                                                      2,001  Zodiac SA                                     134,448
                                                                                                                      ------------
                                                                                                                         1,367,195
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                   9,767  Air France-KLM                                411,154
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                            9,847  Compagnie Generale des Etablissements
                                                                             Michelin                                      942,390
                                                                      6,537  Valeo SA                                      272,077
                                                                                                                      ------------
                                                                                                                         1,214,467
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.2%                               10,853  Peugeot SA                                    719,188
                                                                     10,314  Renault SA                                  1,238,960
                                                                                                                      ------------
                                                                                                                         1,958,148
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                  4,757  Pernod-Ricard                               1,092,625
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                         18,656  Cie de Saint-Gobain                         1,567,493
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                  7,239  Air Liquide                                 1,719,089
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                          50,675  BNP Paribas                                 5,528,729
                                                                     33,652  Credit Agricole SA                          1,415,290
                                                                     23,828  Societe Generale                            4,044,988
                                                                                                                      ------------
                                                                                                                        10,989,007
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%             1,788  Societe BIC SA                                124,503
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.3%                 145,352  Alcatel SA                                  2,091,396
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%                15,172  Vinci SA                                    1,938,683
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                     1,109  Imerys SA                                      98,669
                                                                      9,635  Lafarge SA                                  1,433,390
                                                                                                                      ------------
                                                                                                                         1,532,059
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           99,167  France Telecom SA                           2,742,457
                    - 0.3%
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                       6,646  Alstom (c)                                    900,989
                                                                     14,709  Schneider Electric SA                       1,632,931
                                                                                                                      ------------
                                                                                                                         2,533,920
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%                7,636  Technip SA                                    524,153
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                  40,322  Carrefour SA                             $  2,445,241
                                                                      1,766  Casino Guichard Perrachon SA                  164,116
                                                                                                                      ------------
                                                                                                                         2,609,357
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                             14,273  Groupe Danone                               2,162,947
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                              9,825  Gaz de France                                 451,985
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%           6,748  Cie Generale d'Optique Essilor
                                                                             International SA                              725,529
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.2%             13,575  Accor SA                                    1,051,881
                                                                      4,916  Sodexho Alliance SA                           308,438
                                                                                                                      ------------
                                                                                                                         1,360,319
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                        19,853  Thomson                                       388,123
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                                4,426  Atos Origin (c)                               262,504
                                                                      7,442  Cap Gemini SA                                 467,120
                                                                                                                      ------------
                                                                                                                           729,624
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                                102,693  AXA                                         4,157,606
                                                                      1,664  CNP Assurances                                185,829
                                                                     83,103  SCOR                                          245,727
                                                                                                                      ------------
                                                                                                                         4,589,162
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                  2,729  Vallourec                                     793,609
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                      8,668  Lagardere S.C.A.                              697,971
                                                                      1,376  M6-Metropole Television                        49,151
                                                                      7,450  PagesJaunes Groupe SA                         148,203
                                                                     10,939  Publicis Groupe                               461,357
                                                                      9,292  Societe Television Francaise 1                344,793
                                                                     67,408  Vivendi SA                                  2,634,745
                                                                                                                      ------------
                                                                                                                         4,336,220
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                           59,035  Suez SA                                     3,057,149
                                                                     18,844  Veolia Environnement                        1,452,696
                                                                                                                      ------------
                                                                                                                         4,509,845
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                           3,417  Pinault-Printemps-Redoute                     510,599
                    --------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                         1,763  Neopost SA                                    221,437
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.1%              132,168  Total SA                                    9,534,659
                    --------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                         16,379  L'Oreal SA                                  1,641,035
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.7%                           61,777  Sanofi-Aventis                              5,704,311
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -             492  Gecina SA                                $     94,172
                    0.1%                                              1,410  Klepierre                                     266,161
                                                                      2,783  Unibail                                       679,999
                                                                                                                      ------------
                                                                                                                         1,040,332
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &                                 42,974  STMicroelectronics NV                         798,157
                    Semiconductor Equipment - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                   7,526  Business Objects SA (c)                       295,357
                                                                      2,635  Dassault Systemes SA                          139,828
                                                                                                                      ------------
                                                                                                                           435,185
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.3%           3,070  Hermes International                          383,978
                                                                     15,960  LVMH Moet Hennessy Louis Vuitton SA         1,684,380
                                                                                                                      ------------
                                                                                                                         2,068,358
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%                222  Societe Des Autoroutes Paris-Rhin-Rhone        17,730
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -            14,000  Bouygues                                      898,713
                    0.1%
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in France              77,333,585
----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.8%      Air Freight & Logistics - 0.2%                   55,517  Deutsche Post AG                            1,673,828
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                                  16,156  Deutsche Lufthansa AG                         444,661
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                            8,832  Continental AG                              1,027,126
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.6%                               55,234  DaimlerChrysler AG                          3,412,252
                                                                     12,055  Volkswagen AG                               1,366,780
                                                                                                                      ------------
                                                                                                                         4,779,032
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                           30,533  Deutsche Bank AG Registered Shares          4,084,502
                                                                      3,332  MLP AG                                         66,152
                                                                                                                      ------------
                                                                                                                         4,150,654
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                                 31,493  BASF AG                                     3,070,105
                                                                     41,785  Bayer AG                                    2,242,727
                                                                      7,630  Linde AG                                      788,230
                                                                                                                      ------------
                                                                                                                         6,101,062
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                          40,649  Commerzbank AG                              1,548,048
                                                                      3,876  Deutsche Postbank AG                          327,302
                                                                                                                      ------------
                                                                                                                         1,875,350
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                      306  Wincor Nixdorf AG                              47,608
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                 2,216  Bilfinger Berger AG                           162,408
                                                                      2,359  Hochtief AG                                   171,892
                                                                                                                      ------------
                                                                                                                           334,300
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%             7,524  Deutsche Boerse AG                          1,384,722
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          168,503  Deutsche Telekom AG                      $  3,078,452
                    - 0.4%
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                        38,076  E.ON AG                                     5,168,444
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                       1,790  Solarworld AG                                 112,473
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                  11,438  Metro AG                                      729,417
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                                131  Suedzucker AG                                   3,170
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%           3,441  Celesio AG                                    184,598
                                                                      3,316  Fresenius Medical Care AG                     441,973
                                                                                                                      ------------
                                                                                                                           626,571
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%             16,780  TUI AG                                        335,356
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%                   1,115  Rheinmetall AG                                 84,602
                                                                     51,478  Siemens AG                                  5,106,009
                                                                        860  Siemens AG (a)                                 84,753
                                                                                                                      ------------
                                                                                                                         5,275,364
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                                 25,428  Allianz AG Registered Shares                5,194,690
                                                                     13,748  Muenchener Rueckversicherungs AG
                                                                             Registered Shares                           2,366,859
                                                                                                                      ------------
                                                                                                                         7,561,549
                    --------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.0%             4,634  Qiagen NV (c)                                  71,081
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                  1,793  Heidelberger Druckmaschn                       84,922
                                                                      8,673  MAN AG                                        783,781
                                                                                                                      ------------
                                                                                                                           868,703
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      4,064  Premiere AG (c)                                68,131
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                            1,939  Salzgitter AG                                 253,525
                                                                     24,315  ThyssenKrupp AG                             1,145,538
                                                                                                                      ------------
                                                                                                                         1,399,063
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.4%                           27,622  RWE AG                                      3,044,600
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                           1,662  KarstadtQuelle AG (c)                          48,178
                    --------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                          1,590  Beiersdorf AG                                 103,097
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                            5,615  Altana AG                                     348,366
                                                                      3,817  Merck KGaA                                    395,733
                                                                                                                      ------------
                                                                                                                           744,099
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -            3,100  IVG Immobilien AG                             133,158
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                   50,844  Infineon Technologies AG (c)                  716,803
                    Equipment - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                                  51,656  SAP AG                                      2,745,258
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                           1,073  Douglas Holding AG                             55,481
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%          16,949  Adidas-Salomon AG                        $    844,150
                                                                        924  Puma AG Rudolf Dassler Sport                  360,635
                                                                                                                      ------------
                                                                                                                         1,204,785
                    --------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%                 9,779  Hypo Real Estate Holding AG                   616,262
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Germany             56,527,838
----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                                  5,270  Coca-Cola Hellenic Bottling Co. SA            205,916
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                          29,457  Alpha Bank AE                                 890,456
                                                                     11,335  EFG Eurobank Ergasias SA                      410,577
                                                                     25,296  National Bank of Greece SA                  1,165,376
                                                                     11,135  Piraeus Bank SA                               358,942
                                                                                                                      ------------
                                                                                                                         2,825,351
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                  13,438  Intracom SA                                    91,177
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                   722  Hellenic Technodomiki Tev SA                    8,063
                                                                      9,486  Technical Olympic SA                           31,806
                                                                                                                      ------------
                                                                                                                            39,869
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                     2,652  Titan Cement Co. SA                           144,581
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%             4,962  Hellenic Exchanges SA                          91,308
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           16,261  Hellenic Telecommunications
                    - 0.1%                                                   Organization SA                               488,549
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                         5,799  Public Power Corp.                            146,975
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%             15,257  OPAP SA                                       589,697
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                            4,010  Viohalco, Hellenic Copper and Aluminum
                                                                             Industry SA                                    49,970
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                  276  Hellenic Petroleum SA                           3,804
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services               9,444  Cosmote Mobile Telecommunications SA          279,250
                    - 0.0%
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Greece               4,956,447
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%    Airlines - 0.0%                                  15,263  Cathay Pacific Airways Ltd.                    37,636
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                         249,400  BOC Hong Kong Holdings Ltd.                   676,541
                                                                     69,539  Bank of East Asia Ltd.                        393,813
                                                                     37,453  Hang Seng Bank Ltd.                           511,841
                                                                      3,000  Wing Hang Bank Ltd.                            35,290
                                                                                                                      ------------
                                                                                                                         1,617,485
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.1%                             135,990  Li & Fung Ltd.                                423,095
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%            87,348  Hong Kong Exchanges and Clearing Ltd.         960,140
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           78,195  PCCW Ltd.                                      47,551
                    - 0.0%
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                        98,687  CLP Holdings Ltd.                        $    729,530
                                                                      1,500  Cheung Kong Infrastructure Holdings Ltd.        4,657
                                                                     61,500  HongKong Electric Holdings                    301,242
                                                                                                                      ------------
                                                                                                                         1,035,429
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                      87,328  Johnson Electric Holdings Ltd.                 59,841
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments -             18,647  Kingboard Chemical Holdings Ltd.               73,238
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                            168,240  Hong Kong & China Gas                         378,515
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%             44,990  Shangri-La Asia Ltd.                          115,970
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                        62,560  Techtronic Industries Co.                      81,072
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                 150,176  Hutchison Whampoa Ltd.                      1,526,222
                                                                     56,773  Melco International Development               134,592
                                                                                                                      ------------
                                                                                                                         1,660,814
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                     3,557  Orient Overseas International Ltd.             22,636
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      1,000  Television Broadcasts Ltd.                      6,107
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -         164,414  The Link REIT                                 338,200
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -           80,835  Cheung Kong Holdings Ltd.                     995,070
                    0.6%                                            230,000  Hang Lung Properties Ltd.                     576,604
                                                                     91,491  Henderson Land Development Co., Ltd.          511,662
                                                                      2,791  Hysan Development Co. Ltd.                      7,302
                                                                      9,500  Kerry Properties Ltd.                          44,396
                                                                    185,484  New World Development Ltd.                    373,434
                                                                     20,000  Shun Tak Holdings Ltd.                         30,598
                                                                     52,421  Sino Land Co.                                 122,387
                                                                     88,324  Sun Hung Kai Properties Ltd.                1,014,585
                                                                     64,077  Swire Pacific Ltd. Class A                    688,278
                                                                     52,107  Wharf Holdings Ltd.                           192,597
                                                                                                                      ------------
                                                                                                                         4,556,913
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                               38,500  MTR Corp.                                      96,816
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &                                  5,004  ASM Pacific Technology                         27,856
                    Semiconductor Equipment - 0.0%                  388,000  Solomon Systech International Ltd.             60,358
                                                                                                                      ------------
                                                                                                                            88,214
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                          69,500  Esprit Holdings Ltd.                          776,015
                                                                    120,394  Giordano International Ltd.                    65,782
                                                                                                                      ------------
                                                                                                                           841,797
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%          59,353  Texwinca Holdings Ltd.                         41,129
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%             18,349  Hopewell Holdings                              64,401
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -            45,647  Hutchison Telecommunications
                    0.0%                                                     International Ltd. (c)                   $    115,023
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Hong Kong           12,662,022
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%      Airlines - 0.1%                                  27,680  Ryanair Holdings Plc (c)                      381,100
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                                 17,289  C&C Group Plc                                 306,959
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          3,971  Kingspan Group Plc                            105,362
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                          55,472  Allied Irish Banks Plc                      1,647,574
                                                                     55,372  Bank of Ireland                             1,279,137
                                                                     18,026  Depfa Bank Plc                                322,424
                                                                                                                      ------------
                                                                                                                         3,249,135
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                    35,471  CRH Plc                                     1,476,807
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                     648  Fyffes Plc                                      1,523
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                             20,458  Greencore Group Plc                           126,386
                                                                      2,825  Iaws Group Plc                                 72,345
                                                                      4,615  Kerry Group Plc                               115,322
                                                                                                                      ------------
                                                                                                                           314,053
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%                264  Paddy Power Plc                                 5,248
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                        54,122  Waterford Wedgewood Plc Restricted
                                                                             Shares (e)                                      5,358
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                   2,954  DCC Plc                                       100,410
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                                 15,915  Irish Life & Permanent Plc                    439,078
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                     60,610  Independent News & Media Plc                  240,824
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                           21,926  Elan Corp. Plc (c)                            311,141
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%           7,512  Grafton Group Plc                             125,440
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Ireland              7,062,438
----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%        Aerospace & Defense - 0.1%                       17,512  Finmeccanica SpA                              474,816
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                               35,328  Fiat SpA                                      674,709
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                           33,792  Mediobanca SpA                                797,572
                                                                     15,925  Mediolanum SpA                                129,830
                                                                                                                      ------------
                                                                                                                           927,402
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                         225,723  Banca Intesa SpA                            1,743,092
                                                                     43,593  Banca Intesa SpA (RNC)                        318,222
                                                                     52,548  Banca Monte dei Paschi di Siena SpA           340,308
                                                                     30,908  Banca Popolare di Milano Scrl                 535,989
                                                                     24,515  Banche Popolari Unite Scrl                    673,754
                                                                     31,238  Banco Popolare di Verona e Novara Scrl        895,636
                                                                     95,511  Capitalia SpA                                 903,985

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     77,907  Sanpaolo IMI SpA                         $  1,809,997
                                                                    457,392  UniCredito Italiano SpA                     4,009,086
                                                                                                                      ------------
                                                                                                                        11,230,069
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                     5,058  Italcementi SpA                               142,750
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          674,497  Telecom Italia SpA                          2,038,939
                    - 0.4%                                          331,271  Telecom Italia SpA (RNC)                      840,476
                                                                                                                      ------------
                                                                                                                         2,879,415
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%                       269,409  Enel SpA                                    2,779,264
                                                                    101,241  Terna SpA                                     343,462
                                                                                                                      ------------
                                                                                                                         3,122,726
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                             63,411  Snam Rete Gas SpA                             359,766
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              4,375  Autogrill SpA                                  80,437
                                                                      1,947  Lottomatica SpA                                80,908
                                                                                                                      ------------
                                                                                                                           161,345
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                 258,277  Pirelli & C SpA                               257,476
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                                 28,503  Alleanza Assicurazioni SpA                    380,090
                                                                     59,533  Assicurazioni Generali SpA                  2,614,564
                                                                      6,294  Fondiaria-Sai SpA                             301,178
                                                                     24,773  Unipol SpA (Preference Shares)                 80,217
                                                                                                                      ------------
                                                                                                                         3,376,049
                    --------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%              27,235  Tiscali SpA (c)                                90,849
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      4,823  Arnoldo Mondadori Editore SpA (c)              50,423
                                                                     12,331  Gruppo Editoriale L'Espresso SpA               67,226
                                                                     49,526  Mediaset SpA                                  587,735
                                                                    158,897  Seat Pagine Gialle SpA                         94,703
                                                                                                                      ------------
                                                                                                                           800,087
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%              149,876  ENI SpA                                     5,041,041
                                                                      4,487  ENI SpA (a)(f)                                301,885
                                                                                                                      ------------
                                                                                                                         5,342,926
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%           4,772  Benetton Group SpA                             91,125
                                                                      9,077  Bulgari SpA                                   128,807
                                                                      5,417  Luxottica Group SpA                           166,468
                                                                                                                      ------------
                                                                                                                           386,400
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%             20,529  Autostrade SpA                           $    590,492
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Italy               30,817,277
----------------------------------------------------------------------------------------------------------------------------------
Japan - 20.8%       Air Freight & Logistics - 0.1%                   28,000  Yamato Transport Co., Ltd.                    430,570
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                  10,000  All Nippon Airways Co., Ltd.                   35,377
                                                                     88,000  Japan Airlines Corp.                          156,766
                                                                                                                      ------------
                                                                                                                           192,143
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                           14,300  Aisin Seiki Co., Ltd.                         479,450
                                                                     40,000  Bridgestone Corp.                             892,399
                                                                     30,400  Denso Corp.                                 1,205,731
                                                                      9,000  NGK Spark Plug Co., Ltd.                      169,405
                                                                      1,000  NHK Spring Co., Ltd.                           10,512
                                                                      6,400  NOK Corp.                                     125,843
                                                                     11,900  Stanley Electric Co., Ltd.                    238,490
                                                                     16,000  Sumitomo Rubber Industries, Ltd.              206,647
                                                                      1,000  Toyoda Gosei Co., Ltd.                         23,150
                                                                      9,400  Toyota Industries Corp.                       432,066
                                                                                                                      ------------
                                                                                                                         3,783,693
                    --------------------------------------------------------------------------------------------------------------
                    Automobiles - 2.1%                              100,700  Honda Motor Co., Ltd.                       3,977,060
                                                                    125,300  Nissan Motor Co., Ltd.                      1,508,801
                                                                    171,800  Toyota Motor Corp.                         11,491,349
                                                                     10,000  Yamaha Motor Co., Ltd.                        314,273
                                                                                                                      ------------
                                                                                                                        17,291,483
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                 15,200  Asahi Breweries Ltd.                          243,317
                                                                        200  Coca-Cola West Holdings Co. Ltd.                4,630
                                                                      6,200  ITO EN, Ltd.                                  189,639
                                                                     40,000  Kirin Brewery Co., Ltd.                       628,881
                                                                     25,000  Sapporo Holdings Ltd.                         142,431
                                                                     12,000  Takara Holdings, Inc.                          77,341
                                                                                                                      ------------
                                                                                                                         1,286,239
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                         48,100  Asahi Glass Co., Ltd.                         577,984
                                                                      2,000  Central Glass Co., Ltd.                        11,462
                                                                     13,100  Daikin Industries Ltd.                        455,729
                                                                     10,900  JS Group Corp.                                229,440
                                                                     40,000  Nippon Sheet Glass Co., Ltd.                  187,555
                                                                     27,000  Sanwa Shutter Corp.                           159,724
                                                                     21,000  Toto Ltd.                                     210,344
                                                                                                                      ------------
                                                                                                                         1,832,238

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                           75,000  Daiwa Securities Group, Inc.             $    841,351
                                                                      1,000  Jafco Co., Ltd.                                49,410
                                                                     10,300  Matsui Securities Co., Ltd.                    78,156
                                                                      8,000  Mitsubishi UFJ Securities Co.                  88,870
                                                                     41,500  Nikko Cordial Corp.                           476,009
                                                                    119,100  Nomura Holdings, Inc.                       2,246,792
                                                                        159  SBI E*trade Securities Co. Ltd.               150,977
                                                                        714  SBI Holdings, Inc.                            240,590
                                                                      7,300  Shinko Securities Co., Ltd.                    28,340
                                                                                                                      ------------
                                                                                                                         4,200,495
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.0%                                 58,000  Asahi Kasei Corp.                             379,665
                                                                      3,000  Daicel Chemical Industries Ltd.                21,150
                                                                     28,000  Dainippon Ink and Chemicals, Inc.             109,172
                                                                      5,000  Denki Kagaku Kogyo Kabushiki Kaisha            20,797
                                                                      2,800  Hitachi Chemical Co., Ltd.                     77,173
                                                                     13,000  JSR Corp.                                     336,456
                                                                     13,000  Kaneka Corp.                                  118,415
                                                                      2,000  Kansai Paint Co., Ltd.                         15,831
                                                                     22,500  Kuraray Co., Ltd.                             265,451
                                                                     56,500  Mitsubishi Chemical Holdings Corp.            356,077
                                                                     17,000  Mitsubishi Gas Chemical Co., Inc.             177,850
                                                                     46,000  Mitsubishi Rayon Co., Ltd.                    309,231
                                                                     34,000  Mitsui Chemicals, Inc.                        261,703
                                                                     16,000  Nippon Kayaku Co., Ltd.                       127,726
                                                                      5,000  Nippon Sanso Corp.                             45,040
                                                                     16,000  Nissan Chemical Industries Ltd.               198,983
                                                                     13,710  Nitto Denko Corp.                             686,623
                                                                     23,900  Shin-Etsu Chemical Co., Ltd.                1,600,630
                                                                     86,000  Showa Denko KK                                329,532
                                                                     13,000  Sumitomo Bakelite Co., Ltd.                    89,795
                                                                     75,000  Sumitomo Chemical Co., Ltd.                   581,698
                                                                     64,000  Teijin Ltd.                                   394,202
                                                                     17,000  Tokuyama Corp.                                258,846
                                                                     91,700  Toray Industries, Inc.                        687,336
                                                                     35,000  Tosoh Corp.                                   154,699
                                                                     70,000  Ube Industries Ltd.                           201,168
                                                                     15,000  Zeon Corp.                                    162,094
                                                                                                                      ------------
                                                                                                                         7,967,343

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.2%                          11,000  The 77 Bank Ltd.                         $     69,787
                                                                     29,000  The Bank of Fukuoka Ltd.                      211,520
                                                                      8,000  The Bank of Kyoto Ltd.                         74,619
                                                                     81,000  The Bank of Yokohama Ltd.                     634,360
                                                                     52,000  The Chiba Bank Ltd.                           439,578
                                                                     13,000  The Gunma Bank Ltd.                            78,106
                                                                     56,100  Hokuhoku Financial Group, Inc.                205,534
                                                                     24,000  The Joyo Bank Ltd.                            132,499
                                                                        496  Mitsubishi UFJ Financial Group, Inc.        6,126,801
                                                                     39,000  Mitsui Trust Holdings, Inc.                   447,662
                                                                        545  Mizuho Financial Group, Inc.                3,892,694
                                                                     21,000  The Nishi-Nippon City Bank Ltd.                90,349
                                                                        244  Resona Holdings, Inc.                         666,359
                                                                         10  Sapporo Hokuyo Holdings, Inc.                  96,635
                                                                    133,000  Shinsei Bank Ltd.                             782,320
                                                                     25,000  The Shizuoka Bank Ltd.                        248,099
                                                                        352  Sumitomo Mitsui Financial Group, Inc.       3,608,588
                                                                     65,000  The Sumitomo Trust & Banking Co., Ltd.        681,652
                                                                      6,000  Suruga Bank Ltd.                               74,316
                                                                                                                      ------------
                                                                                                                        18,561,478
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%             7,300  Arrk Corp.                                    109,986
                                                                     31,000  Dai Nippon Printing Co., Ltd.                 478,787
                                                                        139  The Goodwill Group, Inc.                      113,298
                                                                      4,500  Kokuyo Co., Ltd.                               71,127
                                                                      4,500  Meitec Corp.                                  136,507
                                                                     10,200  Park24 Co. Ltd.                               130,709
                                                                     14,000  Secom Co., Ltd.                               725,852
                                                                     24,000  Toppan Printing Co., Ltd.                     264,997
                                                                                                                      ------------
                                                                                                                         2,031,263
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                   7,000  Uniden Corp.                                   47,822
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.4%                  121,000  Fujitsu Ltd.                                  949,658
                                                                     15,600  Mitsumi Electric Co., Ltd.                    343,448
                                                                    137,000  NEC Corp.                                     655,040
                                                                      5,200  Seiko Epson Corp.                             126,499
                                                                    185,000  Toshiba Corp.                               1,204,781
                                                                                                                      ------------
                                                                                                                         3,279,426
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%                 8,457  COMSYS Holdings Corp.                          93,663
                                                                     12,000  Chiyoda Corp.                                 234,948

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     14,000  JGC Corp.                                $    240,578
                                                                     69,800  Kajima Corp.                                  306,169
                                                                      8,000  Kinden Corp.                                   64,737
                                                                     38,000  Nishimatsu Construction Co., Ltd.             125,490
                                                                     29,000  Obayashi Corp.                                188,127
                                                                     13,000  Okumura Corp.                                  64,342
                                                                     18,000  Shimizu Corp.                                  89,996
                                                                     82,000  Taisei Corp.                                  250,124
                                                                      3,000  Toda Corp.                                     12,731
                                                                                                                      ------------
                                                                                                                         1,670,905
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                    32,000  Sumitomo Osaka Cement Co., Ltd.               104,601
                                                                     71,000  Taiheiyo Cement Corp.                         278,022
                                                                                                                      ------------
                                                                                                                           382,623
                    --------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.3%                           3,010  Acom Co., Ltd.                                101,172
                                                                      8,500  Aeon Credit Service Co., Ltd.                 161,065
                                                                      6,600  Aiful Corp.                                   185,791
                                                                     12,100  Credit Saison Co., Ltd.                       416,873
                                                                        200  Hitachi Capital Corp.                           3,815
                                                                      5,000  ORIX Corp.                                  1,447,418
                                                                      3,400  Promise Co., Ltd.                             105,710
                                                                         10  Shohkoh Fund & Co., Ltd.                        1,554
                                                                      8,010  Takefuji Corp.                                317,021
                                                                                                                      ------------
                                                                                                                         2,740,419
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                     5,000  Toyo Seikan Kaisha Ltd.                        82,812
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                               1,000  Canon Marketing Japan Inc.                     22,730
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%              1,900  Benesse Corp.                                  72,325
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services              280  Nippon Telegraph & Telephone Corp.          1,378,766
                    - 0.2%
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.8%                        42,200  Chubu Electric Power Co., Inc.              1,262,401
                                                                      7,100  Hokkaido Electric Power Co., Inc.             181,371
                                                                     45,900  The Kansai Electric Power Co., Inc.         1,238,091
                                                                     18,700  Kyushu Electric Power Co., Inc.               493,408
                                                                     21,200  Tohoku Electric Power Co., Inc.               529,978
                                                                     79,200  The Tokyo Electric Power Co., Inc.          2,562,245
                                                                                                                      ------------
                                                                                                                         6,267,494
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                      15,800  Fuji Electric Holdings Co., Ltd.               85,635
                                                                     19,000  Fujikura Ltd.                                 167,161
                                                                     41,000  Furukawa Electric Co., Ltd.                   257,703

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     12,873  Matsushita Electric Works Ltd.           $    149,169
                                                                    104,000  Mitsubishi Electric Corp.                     949,069
                                                                     36,500  Sumitomo Electric Industries Ltd.             570,480
                                                                      2,900  Ushio, Inc.                                    59,582
                                                                                                                      ------------
                                                                                                                         2,238,799
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments               16,900  Alps Electric Co., Ltd.                       183,336
                    - 0.9%                                           17,500  Citizen Watch Co., Ltd.                       133,965
                                                                     13,000  Dainippon Screen Manufacturing Co.,
                                                                             Ltd.                                          116,777
                                                                      1,300  Hirose Electric Co., Ltd.                     147,582
                                                                    183,000  Hitachi Ltd.                                1,141,011
                                                                     26,700  Hoya Corp.                                  1,041,032
                                                                      6,600  Ibiden Co., Ltd.                              332,759
                                                                      1,800  Keyence Corp.                                 446,048
                                                                     10,600  Kyocera Corp.                                 999,387
                                                                      1,100  Mabuchi Motor Co., Ltd.                        65,443
                                                                     10,500  Murata Manufacturing Co., Ltd.                710,264
                                                                      5,300  Nidec Corp.                                   409,731
                                                                     10,000  Nippon Electric Glass Co.                     210,075
                                                                     31,000  Oki Electric Industry Co., Ltd.                69,031
                                                                      9,700  Omron Corp.                                   275,501
                                                                      8,600  TDK Corp.                                     683,635
                                                                     11,000  Taiyo Yuden Co., Ltd.                         194,109
                                                                      5,000  Yaskawa Electric Corp.                         57,855
                                                                      7,300  Yokogawa Electric Corp.                       115,752
                                                                                                                      ------------
                                                                                                                         7,333,293
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                  33,500  Aeon Co., Ltd.                                724,865
                                                                        200  Circle K Sunkus Co., Ltd.                       3,554
                                                                      3,600  FamilyMart Co., Ltd.                           98,013
                                                                      2,200  Lawson, Inc.                                   78,753
                                                                      3,000  Matsumotokiyoshi Co., Ltd.                     66,678
                                                                     49,300  Seven & I Holdings Co. Ltd.                 1,532,793
                                                                      4,000  UNY Co., Ltd.                                  52,099
                                                                                                                      ------------
                                                                                                                         2,556,755
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                             44,000  Ajinomoto Co., Inc.                           581,589
                                                                        100  House Foods Corp.                               1,649
                                                                     16,600  Katokichi Co., Ltd.                           134,468
                                                                     17,000  Kikkoman Corp.                                205,277
                                                                     25,000  Meiji Dairies Corp.                           196,840

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     26,000  Nichirei Corp.                           $   3 145,725
                                                                      3,000  Nippon Meat Packers, Inc.                      32,772
                                                                     11,000  Nisshin Seifun Group, Inc.                    113,508
                                                                      8,000  Nissin Food Products Co., Ltd.                296,458
                                                                     12,500  QP Corp.                                      108,084
                                                                     10,000  Toyo Suisan Kaisha, Ltd.                      160,245
                                                                      3,100  Yakult Honsha Co., Ltd.                        89,089
                                                                      6,000  Yamazaki Baking Co., Ltd.                      58,182
                                                                                                                      ------------
                                                                                                                         2,123,886
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                             93,000  Osaka Gas Co., Ltd.                           346,195
                                                                    150,000  Tokyo Gas Co., Ltd.                           797,866
                                                                                                                      ------------
                                                                                                                         1,144,061
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%          10,000  Olympus Corp.                                 314,273
                                                                     12,000  Terumo Corp.                                  471,913
                                                                                                                      ------------
                                                                                                                           786,186
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%             300  Alfresa Holdings Corp.                         18,125
                                                                      6,300  Mediceo Paltac Holdings Co. Ltd.              119,377
                                                                      1,900  Suzuken Co., Ltd.                              71,526
                                                                                                                      ------------
                                                                                                                           209,028
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              1,800  Oriental Land Co., Ltd.                        94,231
                                                                         39  ROUND ONE Corp.                               115,357
                                                                                                                      ------------
                                                                                                                           209,588
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.0%                        10,400  Casio Computer Co., Ltd.                      235,956
                                                                      3,100  Daito Trust Construction Co., Ltd.            142,229
                                                                     27,000  Daiwa House Industry Co., Ltd.                469,644
                                                                     26,500  HASEKO Corp. (c)                               94,862
                                                                      3,400  Makita Corp.                                  104,281
                                                                    111,000  Matsushita Electric Industrial Co.,
                                                                             Ltd.                                        2,215,243
                                                                     25,600  Pioneer Corp.                                 351,501
                                                                    118,000  Sanyo Electric Co., Ltd. (c)                  149,725
                                                                     19,000  Sekisui Chemical Co., Ltd.                    151,515
                                                                     38,000  Sekisui House Ltd.                            553,372
                                                                     64,000  Sharp Corp.                                 1,102,475
                                                                     65,600  Sony Corp.                                  2,811,310
                                                                                                                      ------------
                                                                                                                         8,382,113
                    --------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                        28,000  Kao Corp.                                     755,262
                                                                      2,200  Uni-Charm Corp.                               130,700
                                                                                                                      ------------
                                                                                                                           885,962
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                                3,000  CSK Holdings Corp.                       $    128,062
                                                                        700  Itochu Techno-Science Corp.                    37,234
                                                                         43  NET One Systems Co., Ltd.                      56,729
                                                                         55  NTT Data Corp.                                275,451
                                                                      1,300  Nomura Research Institute Ltd.                188,547
                                                                        100  Obic Co., Ltd.                                 20,697
                                                                        300  Otsuka Shokai Co., Ltd.                        30,503
                                                                      4,700  TIS, Inc.                                     111,176
                                                                                                                      ------------
                                                                                                                           848,399
                    --------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy             11,400  Electric Power Development Co.                501,962
                    Traders - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                  67,000  Hankyu Hanshin Holdings, Inc.                 382,841
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                                 39,300  Millea Holdings, Inc.                       1,387,000
                                                                     79,000  Mitsui Sumitomo Insurance Co., Ltd.           864,317
                                                                     47,800  Sompo Japan Insurance, Inc.                   584,421
                                                                     12,550  T&D Holdings, Inc.                            829,952
                                                                                                                      ------------
                                                                                                                         3,665,690
                    --------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.0%                    519  Rakuten, Inc.                                 241,608
                    --------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%                   4  Access Co. Ltd.                                18,453
                                                                        179  eAccess Ltd.                                  101,078
                                                                        156  Index Corp.                                    91,761
                                                                        737  Yahoo! Japan Corp.                            293,549
                                                                                                                      ------------
                                                                                                                           504,841
                    --------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%              31,100  Fuji Photo Film Co., Ltd.                   1,277,921
                                                                     11,100  Namco Bandai Holdings, Inc.                   162,762
                                                                     21,000  Nikon Corp.                                   460,569
                                                                      1,400  Sankyo Co., Ltd. (Gunma)                       77,526
                                                                     13,232  Sega Sammy Holdings, Inc.                     356,915
                                                                      3,200  Shimano, Inc.                                  92,769
                                                                      6,400  Yamaha Corp.                                  135,524
                                                                                                                      ------------
                                                                                                                         2,563,986
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.9%                                 18,000  Amada Co., Ltd.                               190,731
                                                                      9,100  Amano Corp.                                   114,242
                                                                      9,500  Daifuku Co., Ltd.                             150,796
                                                                     39,000  Ebara Corp.                                   149,439
                                                                     11,600  Fanuc Ltd.                                  1,142,406
                                                                      5,000  Hino Motors Ltd.                               25,713
                                                                      8,400  Hitachi Construction Machinery Co., Ltd.      225,873

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     92,000  Ishikawajima-Harima Heavy Industries
                                                                             Co., Ltd.                                $    311,550
                                                                      7,300  JTEKT Corp.                                   154,888
                                                                    104,000  Kawasaki Heavy Industries Ltd.                390,639
                                                                     58,000  Komatsu Ltd.                                1,177,009
                                                                     60,000  Kubota Corp.                                  555,607
                                                                      2,800  Kurita Water Industries Ltd.                   60,468
                                                                     31,000  Minebea Co., Ltd.                             216,730
                                                                    187,200  Mitsubishi Heavy Industries Ltd.              851,016
                                                                     46,000  Mitsui Engineering & Shipbuilding Co.,
                                                                             Ltd.                                          149,590
                                                                     22,000  NGK Insulators Ltd.                           339,784
                                                                     16,000  NSK Ltd.                                      157,708
                                                                     15,000  NTN Corp.                                     134,490
                                                                     15,000  OKUMA Corp.                                   173,942
                                                                        700  OSG Corp.                                      11,470
                                                                      2,500  SMC Corp.                                     354,607
                                                                     30,000  Sumitomo Heavy Industries Ltd.                315,113
                                                                      4,000  THK Co., Ltd.                                 103,189
                                                                     28,000  The Japan Steel Works, Ltd.                   218,814
                                                                                                                      ------------
                                                                                                                         7,675,814
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                                    40,000  Kawasaki Kisen Kaisha Ltd.                    312,928
                                                                     69,000  Mitsui OSK Lines Ltd.                         680,694
                                                                     75,000  Nippon Yusen Kabushiki Kaisha                 548,296
                                                                                                                      ------------
                                                                                                                         1,541,918
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                        600  Asatsu-DK, Inc.                                19,058
                                                                         86  Dentsu, Inc.                                  252,208
                                                                         58  Fuji Television Network, Inc.                 132,566
                                                                        500  Hakuhodo DY Holdings, Inc.                     32,478
                                                                      4,600  Toho Co., Ltd.                                 83,106
                                                                      3,700  Tokyo Broadcasting System, Inc.               123,432
                                                                                                                      ------------
                                                                                                                           642,848
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                           26,000  DAIDO STEEL CO., LTD.                         172,816
                                                                      7,000  Dowa Mining Co., Ltd.                          59,880
                                                                     34,700  JFE Holdings, Inc.                          1,787,412
                                                                    140,000  Kobe Steel Ltd.                               479,980
                                                                     80,000  Mitsubishi Materials Corp.                    300,492
                                                                     42,000  Mitsui Mining & Smelting Co., Ltd.            210,344
                                                                      1,800  Nippon Light Metal Co., Ltd.                    4,613
                                                                    419,000  Nippon Steel Corp.                          2,408,269

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     39,000  Nisshin Steel Co., Ltd.                  $    144,851
                                                                    263,000  Sumitomo Metal Industries Ltd.              1,142,565
                                                                     38,000  Sumitomo Metal Mining Co., Ltd.               487,593
                                                                      1,600  Sumitomo Titanium Corp.                       178,950
                                                                        600  Toho Titanium Co. Ltd.                         31,511
                                                                      2,100  Tokyo Steel Manufacturing Co., Ltd.            32,928
                                                                                                                      ------------
                                                                                                                         7,442,204
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                           8,000  Daimaru, Inc.                                 108,432
                                                                      6,000  Hankyu Department Stores                       50,015
                                                                      9,700  Isetan Co., Ltd.                              175,245
                                                                     38,700  Marui Co., Ltd.                               451,373
                                                                     38,000  Mitsukoshi Ltd.                               177,858
                                                                      1,700  Ryohin Keikaku Co., Ltd.                      130,137
                                                                     22,000  Takashimaya Co., Ltd.                         310,945
                                                                                                                      ------------
                                                                                                                         1,404,005
                    --------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.6%                        60,600  Canon, Inc.                                 3,411,789
                                                                     34,500  Konica Minolta Holdings, Inc.                 487,038
                                                                     45,000  Ricoh Co., Ltd.                               918,869
                                                                                                                      ------------
                                                                                                                         4,817,696
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%                   40  Inpex Holdings, Inc. (c)                      328,726
                                                                     49,500  Nippon Mining Holdings, Inc.                  356,052
                                                                     86,000  Nippon Oil Corp.                              575,236
                                                                     11,400  Showa Shell Sekiyu KK                         127,598
                                                                      9,000  TonenGeneral Sekiyu KK                         89,164
                                                                                                                      ------------
                                                                                                                         1,476,776
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                       37  Nippon Paper Group, Inc.                      139,599
                                                                     49,000  OJI Paper Co., Ltd.                           260,224
                                                                                                                      ------------
                                                                                                                           399,823
                    --------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                          5,500  Aderans Co., Ltd.                             136,570
                                                                     17,000  Shiseido Co., Ltd.                            368,556
                                                                                                                      ------------
                                                                                                                           505,126
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                           37,500  Astellas Pharma, Inc.                       1,704,760
                                                                     21,000  Chugai Pharmaceutical Co., Ltd.               433,217
                                                                     40,300  Daiichi Sankyo Co. Ltd.                     1,259,745
                                                                     16,600  Eisai Co., Ltd.                               912,264
                                                                     10,000  Kaken Pharmaceutical Co., Ltd.                 78,064
                                                                     11,000  Kyowa Hakko Kogyo Co., Ltd.                    94,189
                                                                      5,000  Santen Pharmaceutical Co., Ltd.               140,750

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     21,000  Shionogi & Co., Ltd.                     $    412,924
                                                                      6,000  Taisho Pharmaceutical Co., Ltd.               109,155
                                                                     57,500  Takeda Pharmaceutical Co., Ltd.             3,947,523
                                                                     13,000  Tanabe Seiyaku Co., Ltd.                      169,867
                                                                                                                      ------------
                                                                                                                         9,262,458
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -              47  Japan Prime Realty Investment Corp.           170,615
                    0.1%                                                 33  Japan Real Estate Investment Corp.            354,943
                                                                         12  Japan Retail Fund Investment Corp.             97,811
                                                                         35  Nippon Building Fund, Inc.                    464,686
                                                                         21  Nomura Real Estate Office Fund, Inc.          192,345
                                                                                                                      ------------
                                                                                                                         1,280,400
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -              122  KK DaVinci Advisors (c)                       120,970
                    0.6%                                              5,800  Leopalace21 Corp.                             185,202
                                                                     72,000  Mitsubishi Estate Co., Ltd.                 1,863,451
                                                                     53,000  Mitsui Fudosan Co., Ltd.                    1,293,769
                                                                         20  NTT Urban Development Co.                      38,654
                                                                     25,000  Sumitomo Realty & Development Co., Ltd.       802,487
                                                                     21,000  Tokyo Tatemono Co., Ltd.                      233,990
                                                                     24,000  Tokyu Land Corp.                              226,276
                                                                                                                      ------------
                                                                                                                         4,764,799
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.6%                                   97  Central Japan Railway Co.                   1,002,563
                                                                        241  East Japan Railway Co.                      1,609,974
                                                                     14,000  Keihin Electric Express Railway Co.,
                                                                             Ltd.                                           96,466
                                                                     19,000  Keio Electric Railway Co., Ltd.               122,936
                                                                     33,000  Keisei Electric Railway Co., Ltd.             187,732
                                                                     67,000  Kintetsu Corp.                                195,362
                                                                     35,000  Nippon Express Co., Ltd.                      191,463
                                                                     24,000  Odakyu Electric Railway Co., Ltd.             153,473
                                                                     13,000  Seino Holdings Corp.                          122,129
                                                                     38,000  Tobu Railway Co., Ltd.                        183,606
                                                                     49,000  Tokyu Corp.                                   313,752
                                                                        121  West Japan Railway Co.                        517,533
                                                                                                                      ------------
                                                                                                                         4,696,989
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &                                 12,800  Advantest Corp.                               733,549
                    Semiconductor Equipment - 0.4%                    7,000  Elpida Memory, Inc. (c)                       384,690
                                                                      1,300  NEC Electronics Corp. (c)                      38,015
                                                                      5,800  Rohm Co., Ltd.                                577,539

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     12,000  Sanken Electric Co., Ltd.                $    148,128
                                                                      1,400  Shinko Electric Industries                     36,587
                                                                      3,700  Sumco Corp.                                   312,777
                                                                     12,100  Tokyo Electron Ltd.                           953,725
                                                                      3,800  Tokyo Seimitsu Co. Ltd.                       179,455
                                                                                                                      ------------
                                                                                                                         3,364,465
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                                   4,000  Fuji Soft, Inc.                                94,786
                                                                      3,600  Konami Corp.                                  108,903
                                                                      6,800  Nintendo Co., Ltd.                          1,765,640
                                                                        900  Oracle Corp. Japan                             41,670
                                                                      5,000  Trend Micro, Inc.                             146,632
                                                                                                                      ------------
                                                                                                                         2,157,631
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                           2,600  Aoyama Trading Co., Ltd.                       77,997
                                                                      3,900  Autobacs Seven Co., Ltd.                      142,557
                                                                        200  EDION Corp.                                     2,966
                                                                      3,200  Fast Retailing Co., Ltd.                      305,466
                                                                        500  Nitori Co., Ltd.                               21,722
                                                                      5,800  Shimachu Co., Ltd.                            168,144
                                                                        600  Shimamura Co., Ltd.                            68,921
                                                                        680  USS Co., Ltd.                                  44,284
                                                                      6,000  Yamada Denki Co., Ltd.                        509,222
                                                                                                                      ------------
                                                                                                                         1,341,279
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%          13,000  Asics Corp.                                   163,203
                                                                     22,000  Gunze Ltd.                                    110,550
                                                                      1,000  Nisshinbo Industries, Inc.                     10,361
                                                                      7,000  Onward Kashiyama Co., Ltd.                     89,349
                                                                     11,000  Tokyo Style Co., Ltd.                         118,961
                                                                      4,000  Toyobo Co., Ltd.                               12,067
                                                                     11,000  Wacoal Holdings Corp.                         149,464
                                                                                                                      ------------
                                                                                                                           653,955
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                                      286  Japan Tobacco, Inc.                         1,381,875
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.7%           1,300  Hitachi High-Technologies Corp.                38,671
                                                                     79,000  Itochu Corp.                                  648,569
                                                                     92,000  Marubeni Corp.                                466,938
                                                                     91,300  Mitsubishi Corp.                            1,718,516
                                                                     98,000  Mitsui & Co., Ltd.                          1,465,821
                                                                     56,800  Sojitz Corp. (c)                              172,779

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     65,000  Sumitomo Corp.                           $    972,774
                                                                      9,000  Toyota Tsusho Corp.                           241,250
                                                                                                                      ------------
                                                                                                                         5,725,318
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%              4,000  Kamigumi Co., Ltd.                             32,738
                                                                      7,000  Mitsubishi Logistics Corp.                    108,642
                                                                                                                      ------------
                                                                                                                           141,380
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -               153  KDDI Corp.                                  1,037,528
                    0.4%                                              1,040  NTT DoCoMo, Inc.                            1,642,956
                                                                     52,000  Softbank Corp.                              1,011,554
                                                                                                                      ------------
                                                                                                                         3,692,038
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Japan              172,470,062
----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Personal Products - 0.0%                            983  Oriflame Cosmetics SA                          40,492
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Luxembourg              40,492
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.5%  Air Freight & Logistics - 0.2%                   32,180  TNT NV                                      1,383,967
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                 14,060  Heineken NV                                   668,711
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                 16,780  Akzo Nobel NV                               1,023,568
                                                                     11,212  Koninklijke DSM NV                            553,977
                                                                                                                      ------------
                                                                                                                         1,577,545
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                         117,826  ABN AMRO Holding NV                         3,787,292
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%             2,045  Buhrmann NV                                    30,396
                                                                      1,639  Randstad Holdings NV                          113,370
                                                                     14,040  Vedior NV                                     291,160
                                                                                                                      ------------
                                                                                                                           434,926
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.7%             6,311  Euronext NV                                   745,607
                                                                    110,603  ING Groep NV CVA                            4,904,171
                                                                                                                      ------------
                                                                                                                         5,649,778
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          118,171  Koninklijke KPN NV                          1,680,023
                    - 0.2%
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%                1,755  Fugro NV                                       83,864
                                                                     10,642  SBM Offshore NV                               365,948
                                                                                                                      ------------
                                                                                                                           449,812
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 114,113  Koninklijke Ahold NV (c)                    1,214,112
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                              9,232  Royal Numico NV                               496,606
                                                                    104,813  Unilever NV                                 2,864,008
                                                                                                                      ------------
                                                                                                                         3,360,614
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.3%                        72,702  Koninklijke Philips Electronics NV          2,741,860
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                                3,472  Getronics NV                                   28,141
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                                 87,144  Aegon NV                                 $  1,661,091
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                     46,585  Reed Elsevier NV                              794,506
                                                                     14,590  Wolters Kluwer NV                             419,664
                                                                                                                      ------------
                                                                                                                         1,214,170
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                           40,365  Mittal Steel Co. NV                         1,703,931
                    --------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                           283  OCE NV                                          4,629
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -           1,615  Corio NV                                      131,963
                    0.1%                                              3,893  Rodamco Europe NV                             518,005
                                                                        514  Wereldhave NV                                  68,461
                                                                                                                      ------------
                                                                                                                           718,429
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                   32,419  ASML Holding NV (c)                           806,249
                    Equipment - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%          44,583  Hagemeyer NV (c)                              225,990
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the Netherlands     29,311,270
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%  Construction Materials - 0.0%                    19,230  Fletcher Building Ltd.                        149,710
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          107,247  Telecom Corp. of New Zealand Ltd.             367,225
                    - 0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                        20,226  Contact Energy Ltd.                           118,562
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%          41,926  Fisher & Paykel Healthcare Corp.              125,836
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              1,792  Sky City Ltd.                                   6,489
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                        27,665  Fisher & Paykel Appliances Holdings
                                                                             Ltd.                                           74,847
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                  5,372  Tower Ltd. (c)                                  8,364
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                        241  Sky Network Television Ltd.                     1,112
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                          14,918  Warehouse Group Ltd.                           75,675
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -             999  Kiwi Income Property Trust                      1,084
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%             58,991  Auckland International Airport Ltd.            91,021
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in New Zealand          1,019,925
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.9%       Airlines - 0.0%                                   2,392  SAS AB (c)                                     39,706
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                 12,450  Yara International ASA                        283,036
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                          33,999  DnB NOR ASA                                   482,569
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%            19,529  Tomra Systems ASA                             134,678
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                  12,041  Tandberg ASA                                  181,526
                                                                      4,857  Tandberg Television ASA (c)                    60,915
                                                                                                                      ------------
                                                                                                                           242,441
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           17,195  Telenor ASA                              $    323,344
                    - 0.1%                                            8,600  Telenor ASA (a)                               485,298
                                                                                                                      ------------
                                                                                                                           808,642
                    --------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.2%                8,590  Acergy SA (c)                                 165,319
                                                                      1,946  Aker Kvaerner ASA                             242,813
                                                                     16,804  Ocean RIG ASA (c)                             123,702
                                                                     13,236  Petroleum Geo-Services ASA                    310,988
                                                                      5,750  ProSafe ASA                                    81,613
                                                                      8,780  TGS Nopec Geophysical Co. ASA (c)             181,649
                                                                                                                      ------------
                                                                                                                         1,106,084
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            158,887  PAN Fish ASA (c)                              145,249
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                   9,805  Orkla ASA                                     555,101
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                 19,838  Storebrand ASA                                252,302
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                       400  Stolt-Nielsen SA                               12,253
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      3,218  Schibsted ASA                                 115,091
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%               82,261  DET Norske Oljeselskap                        151,720
                                                                      3,194  Frontline Ltd.                                102,963
                                                                     50,751  Norsk Hydro ASA                             1,574,981
                                                                     37,007  Statoil ASA                                   980,788
                                                                                                                      ------------
                                                                                                                         2,810,452
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                    4,797  Norske Skogindustrier ASA                      82,704
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Norway               7,070,308
----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                          23,822  Banco BPI SA                                  185,847
                                                                    104,523  Banco Comercial Portugues SA Registered
                                                                             Shares                                        386,330
                                                                      9,325  Banco Espirito Santo SA Registered
                                                                             Shares                                        167,654
                                                                                                                      ------------
                                                                                                                           739,831
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                    13,841  Cimpor Cimentos de Portugal SA                114,923
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           52,568  Portugal Telecom SGPS SA Registered
                    - 0.1%                                                   Shares                                        682,818
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                       131,784  Energias de Portugal SA                       668,009
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                   3,659  Jeronimo Martins                               82,111
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                  38,165  Sonae SGPS SA                                  76,073
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      3,893  PT Multimedia Servicos de
                                                                             Telecomunicacoes e Multimedia SGPS SA          50,156
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                    2,587  Sonae Industria SGPS SA (c)                    25,612
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%             10,489  Brisa-Auto Estradas de Portugal SA
                                                                             Private Shares                           $    130,844
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Portugal             2,570,377
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%    Aerospace & Defense - 0.0%                       52,213  Singapore Technologies Engineering Ltd.       104,852
                    --------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%                  127,954  Singapore Post Ltd.                            90,934
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                                  24,582  Singapore Airlines Ltd.                       280,479
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                          75,605  DBS Group Holdings Ltd.                     1,114,049
                                                                    171,914  Oversea-Chinese Banking Corp.                 863,073
                                                                     77,572  United Overseas Bank Ltd.                     981,188
                                                                                                                      ------------
                                                                                                                         2,958,310
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                    5,357  Creative Technology Ltd.                       35,626
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                               3,529  Jardine Cycle & Carriage Ltd.                  34,053
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%            76,000  Singapore Exchange Ltd.                       282,445
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          386,132  Singapore Telecommunications Ltd.             825,762
                    - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments -              5,000  Venture Corp. Ltd.                             44,010
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          79,800  Parkway Holdings Ltd.                         163,372
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                  20,675  Fraser and Neave Ltd.                          60,660
                                                                      1,766  Haw Par Corp. Ltd.                              8,175
                                                                     41,914  Keppel Corp. Ltd.                             480,969
                                                                     23,590  SembCorp Industries Ltd.                       59,062
                                                                                                                      ------------
                                                                                                                           608,866
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 74,427  SembCorp Marine Ltd.                          164,989
                    --------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                    92,002  Cosco Corp. (Singapore) Ltd.                  137,966
                                                                      1,200  Neptune Orient Lines Ltd.                       1,635
                                                                                                                      ------------
                                                                                                                           139,601
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                     91,316  Singapore Press Holdings Ltd.                 254,822
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                  194  Singapore Petroleum Co. Ltd.                      551
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts (REITs) -           1,152  Ascendas Real Estate Investment Trust           2,005
                    0.0%                                              4,000  Capita Commercial Trust                         6,833
                                                                      7,000  CapitaMall Trust                               13,281
                                                                    141,000  Suntec Real Estate Investment Trust           167,315
                                                                                                                      ------------
                                                                                                                           189,434
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -          139,833  CapitaLand Ltd.                               565,258
                    0.1%                                             42,535  City Developments Ltd.                        352,205
                                                                      4,182  Keppel Land Ltd.                               18,814
                                                                      7,457  UOL Group Ltd.                                 21,101
                                                                     78,100  Wing Tai Holdings Ltd.                        116,100
                                                                                                                      ------------
                                                                                                                         1,073,478
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                               95,816  ComfortDelgro Corp. Ltd.                 $    100,579
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors &                                 83,122  Chartered Semiconductor Manufacturing
                    Semiconductor Equipment - 0.0%                           Ltd. (c)                                       77,787
                                                                     35,000  STATS ChipPAC Ltd. (c)                         26,699
                                                                                                                      ------------
                                                                                                                           104,486
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%           1,100  Noble Group Ltd.                                  789
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Singapore            7,457,438
----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%        Airlines - 0.0%                                  29,434  Iberia Lineas Aereas de Espana                107,238
                    --------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                             13,970  Zeltia SA (c)                                 102,901
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                         226,568  Banco Bilbao Vizcaya Argentaria SA          5,455,218
                                                                     57,281  Banco Popular Espanol SA                    1,038,173
                                                                    351,590  Banco Santander Central Hispano SA          6,562,580
                                                                                                                      ------------
                                                                                                                        13,055,971
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%                15,679  ACS Actividades de Construccion y
                                                                             Servicios, SA                                 883,968
                                                                      1,216  Acciona SA                                    226,490
                                                                      2,241  Fomento de Construcciones y Contratas
                                                                             SA                                            228,375
                                                                      4,825  Grupo Ferrovial SA                            471,004
                                                                      4,860  Sacyr Vallehermoso SA                         288,694
                                                                                                                      ------------
                                                                                                                         2,098,531
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          266,279  Telefonica SA                               5,666,184
                    - 0.7%                                            1,124  Telefonica SA (a)                              71,655
                                                                                                                      ------------
                                                                                                                         5,737,839
                    --------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                        46,405  Endesa SA                                   2,194,827
                                                                     48,106  Iberdrola SA                                2,103,189
                                                                      5,815  Union Fenosa SA                               287,852
                                                                                                                      ------------
                                                                                                                         4,585,868
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                      11,492  Gamesa Corp. Tecnologica SA                   316,294
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              1,312  Azucarera Ebro Agricolas, SA                   33,252
                    --------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                              8,680  Gas Natural SDG SA                            343,625
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              7,075  NH Hoteles SA                                 140,183
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                         1,463  Fadesa Inmobiliara SA                          67,883
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                               10,794  Indra Sistemas SA                             265,166
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                 37,845  Corp. Mapfre SA                               170,853
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      8,345  Antena 3 de Television SA                $    196,521
                                                                        240  Promotora de Informaciones SA                   4,185
                                                                        666  Sogecable SA (c)                               23,737
                                                                                                                      ------------
                                                                                                                           224,443
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                           12,905  Acerinox SA                                   392,661
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%               59,305  Repsol YPF SA                               2,051,074
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                          11,463  Inditex SA                                    617,524
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                   20,793  Altadis SA                                  1,088,301
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%             10,657  Abertis Infraestructuras SA                   316,524
                                                                     18,185  Cintra Concesiones de Infraestructuras
                                                                             de Transporte SA                              304,864
                                                                                                                      ------------
                                                                                                                           621,388
                    --------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                               32  Aguas De Barcelona                              1,172
                                                                      3,213  Sociedad General de Aguas de Barcelona
                                                                             SA Class A                                    117,696
                                                                                                                      ------------
                                                                                                                           118,868
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Spain               32,139,863
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%       Airlines - 0.0%                                   1,617  SAS AB (c)                                     27,337
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                         20,377  Assa Abloy AB B                               443,499
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                            6,838  D Carnegie AB                                 147,329
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                         111,951  Nordea Bank AB                              1,725,229
                                                                     28,753  Skandinaviska Enskilda Banken AB
                                                                             Class A                                       913,500
                                                                     32,212  Svenska Handelsbanken Class A                 973,990
                                                                                                                      ------------
                                                                                                                         3,612,719
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%            23,048  Securitas AB                                  357,708
                                                                     23,048  Securitas Systems AB (c)                       93,257
                                                                                                                      ------------
                                                                                                                           450,965
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%                 821,376  Telefonaktiebolaget LM Ericsson             3,317,443
                                                                      1,307  Telefonaktiebolaget LM Ericsson (a)            52,581
                                                                                                                      ------------
                                                                                                                         3,370,024
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%                21,605  Skanska AB Class B                            426,044
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%             23,048  Securitas Direct AB (c)                        73,057
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%             1,210  OMHEX AB                                       22,270
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services           17,466  Tele2 AB                                      255,129
                    - 0.1%                                           85,201  TeliaSonera AB                                700,057
                                                                                                                      ------------
                                                                                                                           955,186
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                      20  Axfood AB                                         827
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%           7,749  Elekta AB                                $    163,278
                                                                      5,920  Getinge AB Class B                            132,738
                                                                                                                      ------------
                                                                                                                           296,016
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                        20,368  Electrolux AB Series B                        407,601
                                                                     17,771  Husqvarna AB (c)                              277,755
                                                                                                                      ------------
                                                                                                                           685,356
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.6%                                  7,167  Alfa Laval AB                                 323,491
                                                                     27,979  Atlas Copco AB                                939,997
                                                                      8,816  Atlas Copco AB Class B                        285,885
                                                                     28,900  SKF AB Class B                                534,016
                                                                     58,096  Sandvik AB                                    844,375
                                                                          1  Scana AB Class A                                   72
                                                                      7,505  Scania AB Class B                             527,305
                                                                      6,544  Trelleborg AB Class B                         156,767
                                                                      4,380  Volvo AB Class A                              310,940
                                                                     11,529  Volvo AB Class B                              794,035
                                                                                                                      ------------
                                                                                                                         4,716,883
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                     16,001  Eniro AB                                      211,525
                                                                      2,610  Modern Times Group AB                         171,561
                                                                                                                      ------------
                                                                                                                           383,086
                    --------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                           19,122  Boliden AB                                    491,600
                                                                      2,520  Hoganas AB                                     66,074
                                                                      5,201  SSAB Svenskt Stal AB Series A                 123,454
                                                                                                                      ------------
                                                                                                                           681,128
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                7,502  Lundin Petroleum AB (c)                        87,119
                    --------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                    6,721  Billerud AB                                   119,282
                                                                        945  Holmen AB Class B                              41,135
                                                                     12,430  Svenska Cellulosa AB                          649,103
                                                                                                                      ------------
                                                                                                                           809,520
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development              2,369  Castellum AB                                   31,577
                    - 0.0%                                            1,218  Fabege AB                                      32,647
                                                                      4,619  Kungsleden AB                                  70,844
                                                                      6,033  Wihlborgs Fastigheter AB                      125,799
                                                                                                                      ------------
                                                                                                                           260,867
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                  37,000  Telelogic AB (c)                               82,691
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                          26,180  Hennes & Mauritz AB B Shares                1,323,159
                                                                        785  Nobia AB                                       30,215
                                                                                                                      ------------
                                                                                                                         1,353,374
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                                   18,950  Swedish Match AB                         $    354,312
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Sweden              19,239,609
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.7%  Auto Components - 0.0%                               81  Rieter Holding AG                              42,378
                    --------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                                401  Serono SA                                     360,028
                    --------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                            178  Geberit AG Registered Shares                  274,341
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.5%                           69,210  Credit Suisse Group                         4,842,144
                                                                    128,266  UBS AG                                      7,794,910
                                                                                                                      ------------
                                                                                                                        12,637,054
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                                  5,765  Ciba Specialty Chemicals AG Registered
                                                                             Shares                                        383,466
                                                                      9,641  Clariant AG                                   144,397
                                                                        414  Givaudan                                      383,251
                                                                      3,377  Lonza Group AG Registered Shares              291,833
                                                                      6,888  Syngenta AG                                 1,281,502
                                                                                                                      ------------
                                                                                                                         2,484,449
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%             9,114  Adecco SA Registered Shares                   622,684
                                                                        197  SGS SA                                        219,554
                                                                                                                      ------------
                                                                                                                           842,238
                    --------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                    8,415  Logitech International SA (c)                 242,747
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                    13,297  Holcim Ltd.                                 1,218,937
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services            1,382  Swisscom AG                                   523,141
                    - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     122,869  ABB Ltd.                                    2,203,273
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments -              1,880  Kudelski SA                                    70,818
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 1.1%                             25,319  Nestle SA Registered Shares                 8,997,232
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%           1,726  Nobel Biocare Holding AG                      510,293
                                                                      2,121  Phonak Holding AG Registered Shares           168,844
                                                                        147  Straumann Holding AG Registered Shares         35,589
                                                                      2,100  Synthes, Inc.                                 250,414
                                                                                                                      ------------
                                                                                                                           965,140
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%                 52  Kuoni Reisen Holding AG Registered
                                                                             Shares                                         27,824
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                                 21,677  Swiss Reinsurance Registered Shares         1,843,034
                                                                      9,200  Zurich Financial Services AG                2,476,487
                                                                                                                      ------------
                                                                                                                         4,319,521
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                    680  SIG Holding AG Registered Shares              227,132
                                                                      1,602  Schindler Holding AG                          100,774
                                                                        212  Sulzer AG                                     241,316
                                                                                                                      ------------
                                                                                                                           569,222
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                     2,295  Kuehne & Nagel International AG          $    166,969
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                          149,259  Novartis AG Registered Shares               8,605,207
                                                                     44,819  Roche Holding AG                            8,036,891
                                                                                                                      ------------
                                                                                                                        16,642,098
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -            1,750  PSP Swiss Property AG                         100,533
                    0.0%
                    --------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                    1,096  Micronas Semiconductor Holding AG
                    Equipment - 0.1%                                         Registered Shares                              24,106
                                                                        534  Unaxis Holding AG                             264,042
                                                                                                                      ------------
                                                                                                                           288,148
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.3%          31,889  Compagnie Financiere Richemont AG           1,858,120
                                                                      2,074  The Swatch Group Ltd. Bearer Shares           458,288
                                                                      1,347  The Swatch Group Ltd. Registered Shares        60,247
                                                                                                                      ------------
                                                                                                                         2,376,655
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Switzerland         55,352,746
----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                      207,048  BAE Systems Plc                             1,725,974
Kingdom - 22.5%                                                      42,037  Cobham Plc                                    159,471
                                                                     21,337  Meggitt Plc                                   129,510
                                                                    119,228  Rolls-Royce Group Plc                       1,045,256
                                                                                                                      ------------
                                                                                                                         3,060,211
                    --------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                  42,297  British Airways Plc (c)                       436,858
                    --------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                           26,489  GKN Plc                                       144,185
                                                                      1,025  TI Automotive Ltd. A (c)                            0
                                                                                                                      ------------
                                                                                                                           144,185
                    --------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                                171,754  Diageo Plc                                  3,371,319
                                                                     51,759  SABMiller Plc                               1,190,782
                                                                     52,913  Scottish & Newcastle Plc                      579,657
                                                                                                                      ------------
                                                                                                                         5,141,758
                    --------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                           32,856  3i Group Plc                                  649,426
                                                                     49,741  Amvescap Plc                                  580,456
                                                                      3,153  Close Brothers Group Plc                       62,754
                                                                      7,338  Collins Stewart Plc                            36,494
                                                                     18,743  ICAP Plc                                      175,602
                                                                     14,255  Investec Plc                                  184,073
                                                                    125,091  Man Group Plc                               1,280,350
                                                                      3,844  Schroders Plc                                  83,996
                                                                      7,338  Tullett Prebon Plc                             93,390
                                                                                                                      ------------
                                                                                                                         3,146,541
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                 60,300  Imperial Chemical Industries Plc         $    533,660
                                                                      9,693  Johnson Matthey Plc                           267,410
                                                                                                                      ------------
                                                                                                                           801,070
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.2%                         416,115  Barclays Plc                                5,947,643
                                                                    223,922  HBOS Plc                                    4,963,086
                                                                    697,941  HSBC Holdings Plc                          12,722,634
                                                                    365,971  Lloyds TSB Group Plc                        4,095,166
                                                                    194,197  Royal Bank of Scotland Group Plc            7,578,067
                                                                                                                      ------------
                                                                                                                        35,306,596
                    --------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.3%             3,707  Aggreko Plc                                    31,610
                                                                     32,898  Biffa Plc                                     197,750
                                                                     29,504  Capita Group Plc                              350,654
                                                                      1,132  Davis Service Group Plc                        11,171
                                                                      4,493  De La Rue Plc                                  56,698
                                                                     77,227  Experian Group Ltd.                           906,498
                                                                     47,349  Group 4 Securicor Plc                         174,292
                                                                     62,856  Hays Plc                                      195,990
                                                                      3,299  Intertek Group Plc                             53,839
                                                                      9,332  Michael Page International Plc                 82,635
                                                                    177,456  Rentokil Initial Plc                          575,908
                                                                     15,590  Serco Group Plc                               116,605
                                                                                                                      ------------
                                                                                                                         2,753,650
                    --------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                       1  Telent Plc                                          9
                    --------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                29,608  Amec Plc                                      244,352
                                                                     22,845  Balfour Beatty Plc                            198,154
                                                                                                                      ------------
                                                                                                                           442,506
                    --------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                    49,435  Hanson Plc                                    745,789
                    --------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                           8,195  Cattles Plc                                    70,481
                                                                     12,919  Provident Financial Plc                       177,446
                                                                                                                      ------------
                                                                                                                           247,927
                    --------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                    41,107  Rexam Plc                                     422,958
                    --------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                              19,151  Inchcape Plc                                  189,736
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%            16,714  London Stock Exchange Group Plc               428,707
                    --------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication Services          534,108  BT Group Plc                                3,153,008
                    - 0.4%                                          177,506  Cable & Wireless Plc                          548,266
                                                                                                                      ------------
                                                                                                                         3,701,274
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%                        48,478  Scottish & Southern Energy Plc           $  1,475,042
                                                                     95,732  Scottish Power Plc                          1,402,062
                                                                        788  Scottish Power Plc (a)                         46,043
                                                                                                                      ------------
                                                                                                                         2,923,147
                    --------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments -             17,536  Electrocomponents Plc                         100,688
                    0.0%                                              4,873  Premier Farnell Plc                            18,844
                                                                                                                      ------------
                                                                                                                           119,532
                    --------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%                  47,054  Boots Group Plc                               771,596
                                                                     99,389  J Sainsbury Plc                               796,408
                                                                    466,946  Tesco Plc                                   3,698,229
                                                                                                                      ------------
                                                                                                                         5,266,233
                    --------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                            134,855  Cadbury Schweppes Plc                       1,442,998
                                                                     35,538  Tate & Lyle Plc                               534,743
                                                                     70,596  Unilever Plc                                1,973,863
                                                                                                                      ------------
                                                                                                                         3,951,604
                    --------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%           3,701  SSL International Plc                          26,794
                                                                     66,638  Smith & Nephew Plc                            695,437
                                                                                                                      ------------
                                                                                                                           722,231
                    --------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.6%             12,185  Carnival Plc                                  617,445
                                                                    130,207  Compass Group Plc                             739,334
                                                                     18,364  Enterprise Inns Plc                           486,490
                                                                     12,460  First Choice Holidays Plc                      69,530
                                                                     25,835  Intercontinental Hotels Group Plc             638,376
                                                                     50,230  Ladbrokes Plc                                 411,346
                                                                     31,362  Mitchells & Butlers Plc                       436,291
                                                                    132,999  PartyGaming Plc                                82,680
                                                                     12,013  Punch Taverns Plc                             300,837
                                                                     82,916  Rank Group Plc                                379,488
                                                                     16,441  Whitbread Plc                                 539,202
                                                                     26,415  William Hill Plc                              326,871
                                                                                                                      ------------
                                                                                                                         5,027,890
                    --------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                        18,920  Barratt Developments  Plc                     457,506
                                                                      3,761  Bellway Plc                                   113,700
                                                                      2,981  Berkeley Group Holdings Plc                    99,867
                                                                      2,804  Bovis Homes Group Plc                          59,514
                                                                     17,405  Persimmon Plc                                 520,041
                                                                     47,202  Taylor Woodrow Plc                            393,943


Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     32,819  Wimpey George Plc                        $    358,887
                                                                                                                      ------------
                                                                                                                         2,003,458
                    --------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                        35,555  Reckitt Benckiser Plc                       1,624,838
                    --------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              117,472  LogicaCMG Plc                                 427,815
                    --------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                    77,818  International Power Plc                       581,658
                    Energy Traders - 0.1%
                    --------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                  17,160  Cookson Group Plc                             211,002
                                                                     39,451  Smiths Group Plc                              765,878
                                                                     72,384  Tomkins Plc                                   348,293
                                                                                                                      ------------
                                                                                                                         1,325,173
                    --------------------------------------------------------------------------------------------------------------
                    Insurance - 1.1%                                154,525  Aviva Plc                                   2,487,020
                                                                    125,413  Friends Provident Plc                         532,857
                                                                    387,589  Legal & General Group Plc                   1,195,255
                                                                    295,614  Old Mutual Plc                              1,008,571
                                                                    163,934  Prudential Plc                              2,245,254
                                                                     33,686  Resolution Plc                                423,111
                                                                     41,367  Royal & Sun Alliance Insurance Group          123,519
                                                                    143,513  Standard Life Plc (c)                         831,045
                                                                                                                      ------------
                                                                                                                         8,846,632
                    --------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%                 74,413  Home Retail Group                             597,367
                    --------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                  4,694  Charter Plc (c)                                83,176
                                                                     10,160  FKI Plc                                        20,540
                                                                     11,555  IMI Plc                                       114,706
                                                                     36,802  Invensys Plc (c)                              198,339
                                                                                                                      ------------
                                                                                                                           416,761
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                                     74,833  Aegis Group Plc                               205,130
                                                                     78,272  British Sky Broadcasting Plc                  799,992
                                                                     11,572  Daily Mail & General Trust                    162,456
                                                                     62,341  EMI Group Plc                                 323,466
                                                                      7,829  Emap Plc                                      123,782
                                                                    282,651  ITV Plc                                       589,398
                                                                     43,313  Pearson Plc                                   654,279
                                                                     84,322  Reed Elsevier Plc                             925,391
                                                                     86,174  Reuters Group Plc                             751,257
                                                                     10,641  Trinity Mirror Plc                             97,820
                                                                     14,647  United Business Media Plc                     198,742
                                                                     77,986  WPP Group Plc                               1,054,360
                                                                     54,986  Yell Group Plc                                613,671
                                                                                                                      ------------
                                                                                                                         6,499,744
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.5%                           84,731  Anglo American Plc                       $  4,132,613
                                                                    162,463  BHP Billiton Plc                            2,972,641
                                                                     60,404  Corus Group Plc                               627,422
                                                                     62,276  Rio Tinto Plc Registered Shares             3,314,201
                                                                     34,773  Xstrata Plc                                 1,736,165
                                                                                                                      ------------
                                                                                                                        12,783,042
                    --------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.6%                          232,352  Centrica Plc                                1,612,766
                                                                    181,780  National Grid Plc                           2,623,145
                                                                     58,970  United Utilities Plc                          900,605
                                                                                                                      ------------
                                                                                                                         5,136,516
                    --------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                          94,151  Marks & Spencer Group Plc                   1,321,760
                                                                     19,926  Next Plc                                      702,265
                                                                                                                      ------------
                                                                                                                         2,024,025
                    --------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.6%              226,113  BG Group Plc                                3,068,085
                                                                  1,174,823  BP Plc                                     13,054,100
                                                                      3,749  BP Plc (a)(f)                                 251,558
                                                                    223,403  Royal Dutch Shell Plc                       7,807,929
                                                                    163,342  Royal Dutch Shell Plc Class B               5,724,790
                                                                                                                      ------------
                                                                                                                        29,906,462
                    --------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.8%                           99,175  AstraZeneca Plc                             5,328,377
                                                                    347,078  GlaxoSmithKline Plc                         9,133,453
                                                                        800  GlaxoSmithKline Plc (a)                        42,208
                                                                                                                      ------------
                                                                                                                        14,504,038
                    --------------------------------------------------------------------------------------------------------------
                    Real Estate Management & Development -           37,898  British Land Co. Plc                        1,271,850
                    0.5%                                              6,639  Brixton Plc                                    74,874
                                                                      2,361  Great Portland Estates Plc                     32,059
                                                                     20,408  Hammerson Plc                                 630,145
                                                                     30,412  Land Securities Group Plc                   1,383,257
                                                                     12,636  Liberty International Plc                     345,385
                                                                     28,334  Slough Estates Plc                            435,775
                                                                                                                      ------------
                                                                                                                         4,173,345
                    --------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                                9,456  Arriva Plc                                    141,452
                                                                     31,384  Firstgroup Plc                                353,333
                                                                      8,934  National Express Group Plc                    197,666
                                                                     30,764  Stagecoach Group Plc                           92,160
                                                                                                                      ------------
                                                                                                                           784,611
                    --------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors &                                106,517  ARM Holdings Plc                         $    262,262
                    Semiconductor Equipment - 0.1%                   12,703  CSR Plc (c)                                   161,670
                                                                                                                      ------------
                                                                                                                           423,932
                    --------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                  21,202  Misys Plc                                      89,772
                                                                     96,718  Sage Group Plc                                513,198
                                                                                                                      ------------
                                                                                                                           602,970
                    --------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                          94,643  DSG International Plc                         354,867
                                                                     24,803  Galiform Plc                                   66,411
                                                                     45,858  HMV Group Plc                                 128,623
                                                                     45,703  Kesa Electricals Plc                          303,580
                                                                    161,844  Kingfisher Plc                                755,777
                                                                     76,918  Signet Group Plc                              178,466
                                                                      8,083  The Carphone Warehouse PLC                     49,695
                                                                                                                      ------------
                                                                                                                         1,837,419
                    --------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%          34,804  Burberry Group Plc                            439,880
                    --------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                                   90,180  British American Tobacco Plc                2,523,197
                                                                     49,599  Gallaher Group Plc                          1,113,411
                                                                     39,269  Imperial Tobacco Group Plc                  1,545,448
                                                                                                                      ------------
                                                                                                                         5,182,056
                    --------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.2%          19,858  Bunzl Plc                                     244,371
                                                                      4,402  Travis Perkins Plc                            171,002
                                                                     49,141  Wolseley Plc                                1,186,358
                                                                                                                      ------------
                                                                                                                         1,601,731
                    --------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%             42,037  BBA Aviation Plc                              225,112
                    --------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                           16,392  Kelda Group Plc                               297,202
                                                                     17,252  Severn Trent Plc                              496,553
                                                                                                                      ------------
                                                                                                                           793,755
                    --------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -         3,133,112  Vodafone Group Plc                          8,680,425
                    1.1%                                              3,655  Vodafone Group Plc (a)                        101,536
                                                                                                                      ------------
                                                                                                                         8,781,961
                    --------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             United Kingdom                            186,504,713
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost - $553,557,827) - 93.5%             776,346,593
----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                                     Shares
Country             Industry                                           Held  Common Stocks                                Value
----------------------------------------------------------------------------------------------------------------------------------
United States                                                       284,277  iShares MSCI EAFE Index Fund (f)         $ 20,826,133
- 2.5%
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Exchange-Traded Funds
                                                                             (Cost - $17,644,632) - 2.5%                20,826,133
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%      Automobiles - 0.2%                                  560  Porsche AG                                    712,657
                                                                      5,211  Volkswagen AG, 4.35%                          388,994
                                                                                                                      ------------
                                                                                                                         1,101,651
                    --------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                  4,091  Henkel KGaA, 1.75%                            602,026
                    --------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      5,011  ProSieben SAT.1 Media AG, 2.24%               164,376
----------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                            1,869  RWE AG, 3.50%                                 177,636
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Preferred Stocks
                                                                             (Cost - $1,109,749) - 0.3%                  2,045,689
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rights
----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%        Metals & Mining - 0.0%                            7,000  Dowa Mining Co., Ltd. (e)                           0
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Rights (Cost - $0) - 0.0%                     0
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Beneficial
                                                                   Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                             USD 25,751,297  BlackRock Liquidity Series, LLC Cash
                                                                             Sweep Series, 5.26% (b)(d)                 25,751,297
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities
                                                                             (Cost - $25,751,297) - 3.1%                25,751,297
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost - $598,063,505*) - 99.4%            824,969,712
                                                                             Other Assets Less Liabilities - 0.6%        5,016,069
                                                                                                                      ------------
                                                                             Net Assets - 100.0%                      $829,985,781
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 607,157,326
                                                                  =============
      Gross unrealized appreciation                               $ 222,862,516
      Gross unrealized depreciation                                  (5,050,130)
                                                                  -------------
      Net unrealized appreciation                                 $ 217,812,386
                                                                  =============

(a)   Depositary receipts.

Master International Index Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series  $5,422,422   $  735,993
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of December 31, 2006.
(e)   The rights may be exercised until 1/29/2010.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------
      Number of                                              Expiration                            Unrealized
      Contracts     Issue                     Exchange          Date            Face Value        Appreciation
      --------------------------------------------------------------------------------------------------------
            9       Hang Seng Index Future    Hong Kong     January 2007       $ 1,118,379        $     39,728
          117       OMX Stock Index Future    Stockholm     January 2007       $ 1,939,329              32,048
          109       DJ Euro Stoxx 50          Eurex          March 2007        $ 5,914,231              67,064
           38       FTSE 100 Index Future     LIFFE          March 2007        $ 4,610,863              14,046
           40       SPI 200 Index Future      Sydney         March 2007        $ 4,342,551             114,102
           69       TOPIX Index Future        Tokyo          March 2007        $ 9,356,847             398,415
      --------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                               $    665,403
                                                                                                  ============

o Forward foreign exchange contracts purchased as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                                                                                  Appreciation
      Foreign Currency Purchased                        Settlement Date                          (Depreciation)
      --------------------------------------------------------------------------------------------------------
      AUD       3,898,000                               February 2007                             $     45,845
      CHF       6,125,200                               February 2007                                   34,457
      EUR      17,913,900                               February 2007                                  334,063
      GBP       7,351,400                               February 2007                                  172,607
      JPY   1,813,274,700                               February 2007                                 (282,858)
      SEK      10,242,400                               February 2007                                   23,891
      --------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $62,708,033)                                                              $    328,005
                                                                                                  ============

Master International Index Series
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

o Forward foreign exchange contracts sold as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                                                                                  Appreciation
      Foreign Currency Sold                             Settlement Date                          (Depreciation)
      --------------------------------------------------------------------------------------------------------
      AUD         2,921,000                             February 2007                             $    (38,340)
      CHF         4,097,000                             February 2007                                   14,226
      EUR        11,734,000                             February 2007                                 (110,785)
      GBP         4,605,000                             February 2007                                  (91,716)
      JPY     1,204,800,000                             February 2007                                  202,603
      SEK         7,050,000                             February 2007                                   (9,428)
      --------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $41,398,627)                                                              $    (33,440)
                                                                                                  ============

o     Currency Abbreviations:

      AUD  Australian Dollar
      CHF  Swiss Franc
      EUR  Euro
      GBP  British Pound
      JPY  Japanese Yen
      SEK  Swedish Krona
      USD  U.S. Dollar

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master International Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and for the year then ended and have issued our report thereon dated February 26, 2007 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments in securities (the "Schedule") as of December 31, 2006 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of

        Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 20, 2007